The Dow(SM) Target
Variable Fund LLC







                                                      SEMI-ANNUAL REPORT

                                                      JUNE 30, 2000







[OHIO NATIONAL FINANCIAL SERVICES LOGO]

PRESIDENT'S
MESSAGE

                                         [John J. Palmer Photo]

Dear Investor:

  First, I want to thank you for choosing the Dow(SM) Target Variable Fund for your variable contract investment. All of us appreciate your support. We introduced the Dow(SM) Target Variable Funds in 1999, with Ohio National's Dow(SM) Target 10 in January, and the Dow(SM) Target 5 in September.

The Past Six Months
  The past six months continued to show unfulfilled expectations for the Dow(SM) Target strategies. The market continues to be a challenging environment for value stocks, which make up the Dow(SM) Target portfolios. Since the beginning of the year, the market was more volatile than it has been in nearly 70 years. This volatility can be attributed to a number of factors -- the ability of the individual investor to move money between investments much more easily, which has increased the volume of trading on the New York Stock Exchange and other exchanges, and the rise in quantity and quality of financial news. A recent article by business author Roger Lowenstein said it very well -- "More people are trading, talking, reading and hearing about stocks than ever before."
  By almost any measure, volatility is at a high not seen in many years. Previously, it was a rare occurrence for the market to move 1 percent in a day. This year, we have seen many more substantial increases and decreases on many indices, including the NASDAQ, the S&P 500 and the DJIA. What does this mean for value stocks such as the ones in the Dow(SM) Target strategy? No one can predict exactly, but generally speaking, periods of rising interest rates coupled with low volatility produce the ideal environment for value stocks to flourish.
  Keep in mind that these portfolios are not diversified. Because the appreciation or depreciation of one or two stocks will have a significant impact on the net asset value of a nondiversified fund, the value of your investment in the Dow(SM) Target Variable Fund can be expected to fluctuate more than a diversified fund. That is why investments in the fund should only represent a small part of your total investments.

In Closing
  Information on your investments is contained in the following pages. Please contact your registered representative for additional information on the investment opportunities available with Dow(SM) Target Variable Fund. As your needs change over time, he or she stands ready to serve you.
  Thank you again for the confidence you have placed in Dow(SM) Target Variable Fund as you pursue your wealth-building efforts. Be assured that we will make every effort to continue to merit that confidence.

Best regards,

/s/ JOHN J. PALMER
-------------------
John J. Palmer

--------------------------------------------------------------------------------

Managers and Officers of Dow(SM) Target Variable Fund, LLC

John J. Palmer, President and Manager
Ronald L. Benedict, Secretary and Manager
James E. Bushman, Manager
Ross Love, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President
Michael A. Boedeker, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Treasurer
Yvonne Gross, Compliance Director and Assistant Treasurer

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JANUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2000

TOTAL RETURN:

January
One year                                   -24.72%
Since inception (1/4/99)                   -10.22%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JANUARY 10 (ONE YEAR)                                                      DJIA (12 MONTHS)
---------------------                                                      ----------------
-24.72                                                                           -5.59

 COMMENTS

The Dow Target 10 January portfolio lost 17.37% versus a loss of 8.01% for the Dow Jones Industrial Average for the first half of the year. Phillip Morris was the best performing stock for the 6-month period while International Paper lost the most ground. The January portfolio contains 11 common stocks due to the spin-off of General Motors' parts division Delphi Automotive Systems on 5/28/99.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                MARKET
SHARES   COMMON STOCK                           VALUE       %
---------------------------------------------------------------
 1,451   Caterpillar Inc. (4)................  $ 49,153     8.6
 1,025   E.I. Du Pont de Nemours and Co.
          (2)................................    44,844     7.8
 1,015   Eastman Kodak Company (8)...........    60,393    10.5
   832   Exxon Mobil Corp. (6)...............    65,312    11.4
   931   General Motors Corp. (1)............    54,056     9.4
 1,196   International Paper Company (7).....    35,656     6.2
   531   J.P. Morgan & Co. Inc. (5)..........    58,476    10.2
   693   Minnesota Mining and Manufacturing
          Co. (3)............................    57,173     9.9
 2,897   Phillip Morris Companies Inc.
          (10)...............................    76,952    13.4
 1,421   SBC Communications Inc. (9).........    61,457    10.6
                                               --------   -----
         TOTAL COMMON STOCK
          (COST $662,360)....................  $563,471    98.0
                                               --------   -----
         TOTAL HOLDINGS (COST $662,360)......  $563,471    98.0
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES........................    11,702     2.0
                                               --------   -----
         TOTAL NET ASSETS....................  $575,173   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Telephone Integrated
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FEBRUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2000

TOTAL RETURN:

February
One year                                   -24.36%
Since inception (2/1/99)                    -7.65%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

FEBRUARY 10 (ONE YEAR)                                                     DJIA (12 MONTHS)
----------------------                                                     ----------------
-24.36                                                                           -5.59

 COMMENTS

The Dow Target 10 February portfolio lost 16.31% versus a loss of 8.01% for the Dow Jones Industrial Average, for the first half of the year. Phillip Morris was the best performing stock for the 6-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                               MARKET
SHARES    COMMON STOCK                         VALUE        %
---------------------------------------------------------------
  3,578   Caterpillar Inc. (4).............  $  121,205     8.6
  2,624   E.I. Du Pont de Nemours and Co.
           (2).............................     114,800     8.1
  2,520   Eastman Kodak Company (8)........     149,940    10.6
  1,973   Exxon Mobil Corp. (6)............     154,881    10.9
  1,969   General Motors Corp. (1).........     114,325     8.1
  3,250   International Paper Company
           (7).............................      96,891     6.8
  1,317   J.P. Morgan & Co. Inc. (5).......     145,035    10.2
  1,687   Minnesota Mining and
           Manufacturing Co. (3)...........     139,178     9.8
  7,498   Phillip Morris Companies Inc.
           (10)............................     199,166    14.1
  3,964   SBC Communications Inc. (9)......     171,443    12.1
                                             ----------   -----
          TOTAL COMMON STOCK
           (COST $1,484,299)...............  $1,406,862    99.3
                                             ----------   -----
          TOTAL HOLDINGS (COST
           $1,484,299).....................  $1,406,862    99.3
                                             ----------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.....................      10,078     0.7
                                             ----------   -----
          TOTAL NET ASSETS.................  $1,416,940   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Telephone Integrated
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MARCH PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

March
One year                                   -26.72%
Since inception (3/1/99)                   -11.63%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

MARCH 10 (ONE YEAR)                                                        DJIA (12 MONTHS)
-------------------                                                        ----------------
-26.72                                                                           -5.59

 COMMENTS

The Dow Target 10 March portfolio lost 17.04% versus a loss of 8.01% for the Dow Jones Industrial Average, for the first half of the year. Exxon Mobil Corp was the best performing stock for the 6-month period while Caterpillar Inc. lost the most ground. The March portfolio contains 11 common stocks due to the spin-off of General Motors' parts division Delphi Automotive Systems on 5/28/99.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                               MARKET
SHARES              COMMON STOCK               VALUE        %
------    ---------------------------------  ----------   -----
  3,420   Caterpillar Inc. (4).............  $  115,853     9.7
      1   Delphi Automotive Systems Corp.
           (a).............................          15     0.0
  2,345   E.I. Du Pont de Nemours and Co.
           (2).............................     102,594     8.6
  2,139   Eastman Kodak Company (8)........     127,271    10.6
  1,656   Exxon Mobil Corp. (6)............     129,996    10.9
  1,566   General Motors Corp. (1).........      90,926     7.6
  3,390   International Paper Company
           (7).............................     101,064     8.4
  1,120   J.P. Morgan & Co. Inc. (5).......     123,340    10.3
  1,407   Minnesota Mining and
           Manufacturing Co. (3)...........     116,078     9.7
  6,064   Phillip Morris Companies Inc.
           (10)............................     161,075    13.4
  3,289   SBC Communications Inc. (9)......     142,249    11.8
                                             ----------   -----
          TOTAL COMMON STOCK
          (COST $1,339,388)................  $1,210,459   101.0
                                             ==========   =====

 FACE                                          MARKET
AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
---------------------------------------------------------------
$16,000   Firstar Bank 4.25% due 07/03/00
           repurchase price $20,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24........................  $   16,000     1.3
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $16,000)........................  $   16,000     1.3
                                             ==========   =====
          TOTAL HOLDINGS (COST
           $1,355,388).....................  $1,226,459   102.3
                                             ----------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.....................     (27,793)   (2.3)
                                             ----------   -----
          TOTAL NET ASSETS.................  $1,198,666   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Rubber and Tires
10.  Tobacco

---------------

(a) .6987:1 Spin-off of General Motors on 4/12/99

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- APRIL PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

April
One year                                   -27.75%
Since inception (4/1/99)                   -14.04%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

APRIL 10 (ONE YEAR)                                                        DJIA (12 MONTHS)
-------------------                                                        ----------------
-27.75                                                                           -5.59

 COMMENTS

The Dow Target 10 April portfolio lost 19.40% versus a loss of 8.01% for the Dow Jones Industrial Average, for the first half of the year. Phillip Morris was the best performing stock for the 6-month period International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                               MARKET
SHARES    COMMON STOCK                         VALUE        %
---------------------------------------------------------------
  3,373   Caterpillar Inc. (4).............  $  114,260     9.3
  2,535   E.I. Du Pont de Nemours and Co.
           (2).............................     110,906     9.0
  2,449   Eastman Kodak Company (8)........     145,716    11.8
  1,732   Exxon Mobil Corporation (6)......     135,962    11.0
  1,666   General Motors Corp. (1).........      96,732     7.8
  3,406   International Paper Company
           (7).............................     101,541     8.2
  1,031   J.P. Morgan & Co. Inc. (5).......     113,539     9.2
  1,526   Minnesota Mining and
           Manufacturing Co. (3)...........     125,895    10.2
  6,409   Phillip Morris Companies Inc.
           (10)............................     170,239    13.8
  3,278   SBC Communications Inc. (9)......     141,774    11.4
                                             ----------   -----
          TOTAL COMMON STOCK (COST
           $1,530,912).....................  $1,256,564   101.7
                                             ==========   =====

 FACE                                          MARKET
AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
---------------------------------------------------------------
$ 8,000   Firstar Bank 4.25% due 07/03/00
           repurchase price $8,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24........................  $    8,000     0.7
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $36,000)........................  $    8,000     0.7
                                             ==========   =====
          TOTAL HOLDINGS (COST
           $1,538,912).....................  $1,264,564   102.4
                                             ----------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.....................     (28,973)   (2.4)
                                             ----------   -----
          TOTAL NET ASSETS.................  $1,235,591   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Rubber and Tires
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MAY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

May
One year                                   -20.93%
Since inception (5/3/99)                   -20.73%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

MAY 10 (ONE YEAR)                                                          DJIA (12 MONTHS)
-----------------                                                          ----------------
-20.73                                                                           -5.59

 COMMENTS

The Dow Target 10 May portfolio lost 9.04% versus a loss of 8.01% for the Dow Jones Industrial Average, during the first half of the year. Exxon Mobil Corp. was the best performing stock for the 6-month period while E.I. Du Pont de Nemours & Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCK                            VALUE      %
---------------------------------------------------------------
 2,345   Caterpillar Inc. (4).................  $ 79,437    9.1
 1,934   E.I. Du Pont de Nemours and Co.
          (2).................................    84,613    9.7
 1,640   Eastman Kodak Company (8)............    97,580   11.2
 1,165   Exxon Mobil Corporation (6)..........    91,453   10.5
 1,014   General Motors Corp. (1).............    58,875    6.8
 2,514   International Paper Company (7)......    74,949    8.6
   716   J.P. Morgan & Co. Inc. (5)...........    78,850    9.1
 1,076   Minnesota Mining and Manufacturing
          Co. (3).............................    88,770   10.2
 4,276   Phillip Morris Companies Inc. (10)...   113,581   13.0
 2,174   SBC Communications Inc. (9)..........    94,026   10.7
                                                --------   ----
         TOTAL COMMON STOCK (COST $977,997)...  $862,132   98.9
                                                ========   ====

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$19,000   Firstar Bank 4.25% due 07/03/00
           repurchase price $19,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24..........................  $ 19,000     2.2
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $19,000)..........................  $ 19,000     2.2
                                               ========   =====

          TOTAL HOLDINGS (COST $996,997).....  $881,132   101.1
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................    (9,785)   (1.1)
                                               --------   -----
          TOTAL NET ASSETS...................  $871,347   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Telephone Integrated
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JUNE PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

June
One Year                                   -23.24%
Since inception (6/1/99)                   -20.58%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JUNE 10 (ONE YEAR)                                                         DJIA (12 MONTHS)
------------------                                                         ----------------
-23.24                                                                           -5.59

 COMMENTS

The Dow Target 10 June portfolio lost 13.77% versus a loss of 8.01% for the Dow Jones Industrial Average, during the first half of the year. SBC Communications was the best performing stock for the 6-month period while Caterpillar Inc. lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                MARKET
SHARES              COMMON STOCK                VALUE       %
---------------------------------------------------------------
3,146   AT&T Corp. (8)......................  $   99,492    9.7
2,873   Caterpillar Inc. (4)................      97,323    9.5
2,227   E.I. Du Pont de Nemours and Co.
         (2)................................      97,431    9.5
1,803   Eastman Kodak Company (7)...........     107,279   10.5
1,533   General Motors Corp. (1)............      89,010    8.7
3,163   International Paper Company (6).....      94,297    9.2
  858   J.P. Morgan & Co. Inc. (5)..........      94,487    9.2
1,294   Minnesota Mining and Manufacturing
         Co. (3)............................     106,755   10.4
4,167   Phillip Morris Companies Inc. (9)...     110,686   10.8
2,490   SBC Communications Inc. (8).........     107,693   10.4
                                              ----------   ----
        TOTAL COMMON STOCK (COST
         $1,186,335)........................  $1,004,452   97.9
                                              ==========   ====

 FACE                                          MARKET
AMOUNT          REPURCHASE AGREEMENTS          VALUE        %
---------------------------------------------------------------
$54,000   Firstar Bank 4.25% due 07/03/00
           repurchase price $54,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24........................  $   54,000     5.3
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $5,000).........................  $   54,000     5.3
                                             ==========   =====
          TOTAL HOLDINGS (COST
           $1,240,335).....................  $1,058,452   103.2
                                             ----------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.....................     (32,463)   (3.2)
                                             ----------   -----
          TOTAL NET ASSETS.................  $1,025,989   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Paper & Related
 7.  Photo Equipment
 8.  Telephone Integrated
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JULY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

July
Since inception (7/1/99)                   -22.49%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JULY 10 (7/1/99)                                                           DJIA (12 MONTHS)
----------------                                                           ----------------
-22.49                                                                           -5.59

 COMMENTS

The Dow Target 10 July portfolio lost 12.99% versus a loss of 8.01% for the Dow Jones Industrial Average, for the first half of the year. Exxon Mobil Corp. was the best performing stock for the 6-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                 MARKET
SHARES               COMMON STOCK                VALUE      %
---------------------------------------------------------------
 1,470   Caterpillar Inc. (4).................  $ 49,796    7.0
   956   Chevron Corp (6).....................    81,081   11.5
 1,320   E.I. Du Pont de Nemours and Co.
          (2).................................    57,750    8.2
 1,293   Eastman Kodak Company (7)............    76,934   10.9
 1,168   Exxon Mobil Corp (6).................    91,688   12.9
 1,401   General Motors Corp. (1).............    81,346   11.5
 1,562   Goodyear Tire & Rubber (8)...........    31,240    4.4
   662   J.P. Morgan & Co. Inc. (5)...........    72,903   10.3
 1,032   Minnesota Mining and Manufacturing
          Co. (3).............................    85,140   12.0
 2,236   Phillip Morris Companies Inc. (9)....    59,394    8.3
                                                --------   ----
         TOTAL COMMON STOCK (COST $892,581)...  $687,271   97.0
                                                ========   ====

 FACE                                           MARKET
AMOUNT           REPURCHASE AGREEMENTS          VALUE       %
---------------------------------------------------------------
$22,000   Firstar Bank 4.25% due 07/03/00
           repurchase price $22,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24..........................  $ 22,000     3.1
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $5,000)...........................  $ 22,000     3.1
                                               ========   =====
          TOTAL HOLDINGS (COST $914,581).....  $709,271   100.1
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................      (935)   (0.1)
                                               --------   -----
          TOTAL NET ASSETS...................  $708,336   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- AUGUST PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

August
Since inception (8/2/99)                   -18.68%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

AUGUST 10 (8/2/99)                                                         DJIA (11 MONTHS)
------------------                                                         ----------------
-18.68                                                                           -1.86

 COMMENTS

The Dow Target 10 August portfolio lost 9.28% versus a loss of 8.01% or the Dow Jones Industrial Average, for the first half of the year. Exxon Mobil Corp. was the best performing stock for the 6-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCK                            VALUE      %
---------------------------------------------------------------
 1,480   Caterpillar Inc. (3).................  $ 50,135    7.3
   954   Chevron Corp (5).....................    80,911   11.7
 1,253   Eastman Kodak Company (6)............    74,554   10.8
 1,119   Exxon Mobil Corp (5).................    87,842   12.7
 1,363   General Motors Corp. (1).............    79,139   11.5
 1,636   Goodyear Tire & Rubber (7)...........    32,720    4.7
   667   J.P. Morgan & Co. Inc. (4)...........    73,453   10.6
   960   Minnesota Mining and Manufacturing
          Co. (2).............................    79,200   11.5
 2,347   Phillip Morris Companies Inc. (9)....    62,342    9.0
 2,118   Sears, Roebuck & Co (8)..............    69,100   10.1
                                                --------   ----
         TOTAL COMMON STOCK (COST $878,738)...  $689,396   99.9
                                                ========   ====

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$1,000   Firstar Bank 4.25% due 07/03/00
          repurchase price $1,000
          collateralized by GNMA certificates
          pool# 8375 due 02/20/24............  $  1,000     0.1
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $5,000)............................  $  1,000     0.1
                                               ========   =====
         TOTAL HOLDINGS (COST $879,738)......  $690,396   100.0
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES........................       151     0.0
                                               --------   -----
         TOTAL NET ASSETS....................  $690,547   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Manufacturing
 3.  Machinery
 4.  Banks
 5.  Oil, Energy, and Natural Gas
 6.  Photo Equipment
 7.  Rubber and Tires
 8.  Retail
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2000

TOTAL RETURN:

September
Since inception (9/1/99)                   -23.13%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

SEPTEMBER 10 (9/1/99)                                                      DJIA (10 MONTHS)
---------------------                                                      ----------------
-23.13                                                                           -3.65

 COMMENTS

The Dow Target 10 September portfolio lost 12.98% versus a loss of 8.01% for the Dow Jones Industrial Average, for the first half of the year. Sears, Roebuck & Co. was the best performing stock for the 6-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                               MARKET
SHARES   COMMON STOCK                          VALUE        %
---------------------------------------------------------------
 1,707   Caterpillar Inc. (4)..............  $   57,825     7.6
 1,113   Chevron Corp (6)..................      94,396    12.3
 1,539   E.I. Du Pont de Nemours and Co.
          (2)..............................      67,331     8.8
 1,349   Eastman Kodak Company (7).........      80,266    10.5
 1,565   General Motors Corp. (1)..........      90,868    11.9
   777   J.P. Morgan & Co. Inc. (5)........      85,567    11.2
 1,067   Minnesota Mining and Manufacturing
          Co. (3)..........................      88,028    11.5
 2,691   Phillip Morris Companies Inc.
          (10).............................      71,480     9.3
 2,576   Sears, Roebuck & Co (9)...........      84,042    11.0
 1,898   Goodyear Tire & Rubber (8)........      37,960     5.0
                                             ----------   -----
         TOTAL COMMON STOCK
          (COST $934,272)..................  $  757,762    99.0
                                             ----------   -----
         TOTAL HOLDINGS (COST $934,272)....  $  757,762    99.0
                                             ----------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES......................       7,396     1.0
                                             ----------   -----
         TOTAL NET ASSETS..................  $  765,188   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Retail
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2000

TOTAL RETURN:

October
Since inception (10/1/99)                  -19.05%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

OCTOBER 10 (10/1/99)                                                        DJIA (9 MONTHS)
--------------------                                                        ---------------
-19.05                                                                           0.45

 COMMENTS

The Dow Target 10 October portfolio lost 12.65% versus a loss of 8.01% for the Dow Jones Industrial Average, for the first half of the year. Sears, Roebuck & Co. was the best performing stock for the 6-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                               MARKET
SHARES   COMMON STOCK                          VALUE        %
---------------------------------------------------------------
 1,423   Caterpillar Inc. (4)..............  $   48,204     7.5
   881   Chevron Corp (6)..................      74,720    11.6
 1,282   E.I. Du Pont de Nemours and Co.
          (2)..............................      56,088     8.7
 1,053   Eastman Kodak Company (7).........      62,654     9.8
 1,242   General Motors Corp. (1)..........      72,114    11.2
 1,668   Goodyear Tire & Rubber (8)........      33,360     5.2
   686   J.P. Morgan & Co. Inc. (5)........      75,546    11.8
   826   Minnesota Mining and Manufacturing
          Co. (3)..........................      68,145    10.6
 2,257   Phillip Morris Companies Inc.
          (10).............................      59,952     9.3
 2,596   Sears, Roebuck & Co (9)...........      84,696    13.2
                                             ----------   -----
         TOTAL COMMON STOCK
          (COST $766,991)..................  $  635,476    98.9
                                             ----------   -----
         TOTAL HOLDINGS (COST $766,991)....  $  635,476    98.9
                                             ----------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES......................       7,071     1.1
                                             ----------   -----
         TOTAL NET ASSETS..................  $  642,547   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Retail
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2000

TOTAL RETURN:

November
Since inception (11/1/99)                  -18.43%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

NOVEMBER 10 (11/1/99)                                                       DJIA (8 MONTHS)
---------------------                                                       ---------------
-18.43                                                                           -1.8

 COMMENTS

The Dow Target 10 November portfolio lost 19.33% versus a loss of 8.01% for the Dow Jones Industrial Average, for the first half of the year. Phillip Morris was the best performing stock for the 6-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                               MARKET
SHARES    COMMON STOCK                         VALUE       %
---------------------------------------------------------------
  1,591   AT&T Corp. (9)....................  $ 50,315      8.4
  1,341   Caterpillar Inc. (4)..............    45,426      7.6
  1,148   E.I. Du Pont de Nemours and Co.
           (2)                                  50,225      8.4
  1,065   Eastman Kodak Company (8).........    63,368     10.6
  1,006   Exxon Corporation (6).............    78,971     13.2
  1,082   General Motors Corp. (1)..........    62,824     10.5
  1,514   International Paper Co. (7).......    45,136      7.5
    553   J.P. Morgan & Co. Inc. (5)........    60,899     10.2
    758   Minnesota Mining and Manufacturing
           Co. (3)..........................    62,535     10.3
  2,802   Phillip Morris Companies Inc.
           (10).............................    74,428     12.3
                                              --------   ------
          TOTAL COMMON STOCK (COST
           $750,806)........................  $594,127     99.0
                                              --------   ------
          TOTAL HOLDINGS (COST $750,806)....  $594,127     99.0
                                              --------   ------
          CASH & RECEIVABLES, NET OF
           LIABILITIES......................     6,071      1.0
                                              --------   ------
          TOTAL NET ASSETS..................  $600,198   100.00
                                              ========   ======

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Retail
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Communications
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF JUNE 30, 2000

TOTAL RETURN:

December
Since inception (12/1/99)                  -16.49%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

DECEMBER 10 (12/1/99)                                                       DJIA (7 MONTHS)
---------------------                                                       ---------------
-16.49                                                                           -5.01

 COMMENTS

The Dow Target 10 December portfolio lost 16.63% versus a loss of 8.01% for the Dow Jones Industrial Average, for the first half of the year. Phillip Morris was the best performing stock for the 6-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                MARKET
 SHARES    COMMON STOCK                         VALUE        %
----------------------------------------------------------------
   1,244   Caterpillar Inc. (4).............  $   42,141     8.7
     972   E.I. Du Pont de Nemours and Co.
            (2).............................      42,525     8.8
     914   Eastman Kodak Company (8)........      54,383    11.2
     722   Exxon Corporation (6)............      56,677    11.7
     773   General Motors Corp. (1).........      44,882     9.2
   1,127   International Paper Co. (7)......      33,599     6.9
     437   J.P. Morgan & Co. Inc. (5).......      48,125     9.9
     605   Minnesota Mining and
            Manufacturing Co. (3)...........      49,913    10.3
   2,209   Phillip Morris Companies Inc.
            (10)............................      58,677    12.1
   1,102   SBC Communications, Inc. (9).....      47,662     9.7
                                              ----------   -----
           TOTAL COMMON STOCK (COST
            $567,663).......................  $  478,582    98.5
                                              ----------   -----
           TOTAL HOLDINGS (COST $567,663)...  $  478,582    98.5
                                              ----------   -----
           CASH & RECEIVABLES, NET OF
            LIABILITIES.....................       7,340     1.5
                                              ----------   -----
           TOTAL NET ASSETS.................  $  485,922   100.0
                                              ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Retail
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Communications
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JANUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

January
Since inception (1/3/00)                   -16.93%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JANUARY 5 (01/03/00)                                                        DJIA (6 MONTHS)
--------------------                                                        ---------------
-16.93                                                                           -8.01

 COMMENTS

Since its inception on 1/1/00, the Dow Target 5 January portfolio lost 16.93% versus a loss of 8.01% for the Dow Jones Industrial Average. Phillip Morris was the best performing stock for the 6-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCK                            VALUE      %
---------------------------------------------------------------
 1,115   Caterpillar Inc. (1).................  $ 37,771   18.0
   783   E.I. Du Pont de Nemours and Co.
          (2).................................    34,256   16.3
   918   International Paper Co. (3)..........    27,368   13.0
 2,224   Phillip Morris Companies Inc. (4)....    59,075   28.1
 1,091   SBC Communications Inc. (5)..........    47,186   22.4
                                                --------   ----
         TOTAL COMMON STOCK (COST $244,015)...  $205,656   97.8
                                                ========   ====

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$5,000   Firstar Bank 4.25% due 07/03/00
          repurchase price $5,000
          collateralized by GNMA certificates
          pool# 8375 due 02/20/24............  $  5,000     2.4
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS
          (COST $5,000)......................  $  5,000     2.4
                                               ========   =====
         TOTAL HOLDINGS (COST $249,015)......  $210,656   100.2
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................      (418)   (0.2)
                                               --------   -----
         TOTAL NET ASSETS....................  $210,238   100.0
                                               ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Communications

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FEBRUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

February
Since inception (2/1/00)                    -9.66%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

FEBRUARY 5 (02/01/00)                                                       DJIA (5 MONTHS)
---------------------                                                       ---------------
-9.66                                                                            -5.37

 COMMENTS

Since its inception on 2/1/00, the Dow Target 5 February portfolio lost 9.66% versus a loss of 5.37% for the Dow Jones Industrial Average. Phillip Morris was the best performing stock for the 5-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                 MARKET
SHARES    COMMON STOCK                           VALUE      %
---------------------------------------------------------------
    889   Caterpillar Inc. (1)................  $ 30,115   16.6
    628   E.I. Du Pont de Nemours and Co.
           (2)................................    27,475   15.1
    733   International Paper Co. (3).........    21,853   12.0
  1,774   Phillip Morris Companies Inc. (4)...    47,122   25.9
    870   SBC Communications Inc. (5).........    37,628   20.7
                                                --------   ----
          TOTAL COMMON STOCK (COST
           $171,033)..........................  $164,192   90.3
                                                ========   ====

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$15,000   Firstar Bank 4.25% due 07/03/00
           repurchase price $15,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24                            $ 15,000     8.3
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $15,000)                            $ 15,000     8.3
                                               ========   =====
          TOTAL HOLDINGS (COST $186,033).....  $179,192    98.6
                                               --------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.......................     2,564     1.4
                                               --------   -----
          TOTAL NET ASSETS...................  $181,756   100.0
                                               ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Communications

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- MARCH PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

March
Since inception (3/1/00)                     1.82%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

MARCH 5 (03/01/00)                                                          DJIA (4 MONTHS)
------------------                                                          ---------------
1.82                                                                             3.06

 COMMENTS

Since its inception on 3/1/00, the Dow Target 5 March portfolio gained 1.82% versus a gain of 3.06% for the Dow Jones Industrial Average. Phillip Morris was the best performing stock for the 4-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCK                            VALUE      %
---------------------------------------------------------------
 1,049   Caterpillar Inc. (1).................  $ 35,535   16.9
   719   E.I. Du Pont de Nemours and Co.
          (2).................................    31,456   15.0
 1,040   International Paper Co. (3)..........    31,005   14.8
 1,859   Phillip Morris Companies Inc. (4)....    49,380   23.5
 1,008   SBC Communications Inc. (5)..........    43,596   20.8
                                                --------   ----
         TOTAL COMMON STOCK (COST $193,441)...  $190,972   91.0
                                                ========   ====

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$18,000   Firstar Bank 4.25% due 07/03/00
           repurchase price $18,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24..........................  $ 18,000     8.6
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $18,000)..........................  $ 18,000     8.6
                                               ========   =====
          TOTAL HOLDINGS (COST $211,441).....  $208,972    99.6
                                               --------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.......................       769     0.4
                                               --------   -----
          TOTAL NET ASSETS...................  $209,741   100.0
                                               ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Communications

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- APRIL PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

April
Since inception (4/1/00)                    -7.96%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

APRIL 5 (04/01/00)                                                          DJIA (3 MONTHS)
------------------                                                          ---------------
-7.96                                                                            -6.90

 COMMENTS

Since its inception on 4/1/00, the Dow Target 5 April portfolio lost 7.96% versus a loss of 6.90% for the Dow Jones Industrial Average. Phillip Morris was the best performing stock for the 3-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCK                            VALUE      %
---------------------------------------------------------------
 1,112   Caterpillar Inc. (1).................  $ 37,669   18.0
   762   E.I. Du Pont de Nemours and Co.
          (2).................................    33,338   15.9
 1,102   International Paper Co. (3)..........    32,853   15.7
 1,970   Phillip Morris Companies Inc. (4)....    52,328   25.0
 1,069   SBC Communications Inc. (5)..........    46,234   22.0
                                                --------   ----
         TOTAL COMMON STOCK (COST $219,873)...  $202,422   96.6
                                                ========   ====

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$6,000   Firstar Bank 4.25% due 07/03/00
          repurchase price $6,000
          collateralized by GNMA certificates
          pool# 8375 due 02/20/24............  $  6,000     2.8
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $6,000)............................  $  6,000     2.8
                                               ========   =====
         TOTAL HOLDINGS (COST $225,872)......  $208,422    99.4
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES........................     1,304     0.6
                                               --------   -----
         TOTAL NET ASSETS....................  $209,726   100.0
                                               ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Communications

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- MAY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

May
Since inception (5/1/00)                    -4.56%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

MAY 5 (05/01/00)                                                            DJIA (2 MONTHS)
----------------                                                            ---------------
-4.56                                                                            -3.37

 COMMENTS

Since its inception on 5/1/00, the Dow Target 5 May portfolio lost 4.56% versus a loss of 3.37% for the Dow Jones Industrial Average. Phillip Morris was the best performing stock for the 2-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCK                            VALUE      %
---------------------------------------------------------------
   993   Caterpillar Inc. (1).................  $ 33,638   18.3
   681   E.I. Du Pont de Nemours and Co.
          (2).................................    29,794   16.2
   985   International Paper Co. (3)..........    29,365   16.0
 1,761   Phillip Morris Companies Inc. (4)....    46,777   25.5
   955   SBC Communications Inc. (5)..........    41,305   22.5
                                                --------   ----
         TOTAL COMMON STOCK (COST $193,499)...  $180,878   98.5
                                                ========   ====

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$1,000   Firstar Bank 4.25% due 07/03/00
          repurchase price $1,000
          collateralized by GNMA certificates
          pool# 8375 due 02/20/24............  $  1,000     0.5
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $1,000)............................  $  1,000     0.5
                                               ========   =====
         TOTAL HOLDINGS (COST $194,499)......  $181,878    99.0
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES........................     1,826     1.0
                                               --------   -----
         TOTAL NET ASSETS....................  $183,704   100.0
                                               ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Communications

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- JUNE PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

June
Since inception (6/1/00)                    -6.53%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JUNE 5 (6/1/00)                                                             DJIA (1 MONTHS)
---------------                                                             ---------------
-6.53                                                                            -1.92

 COMMENTS

Since its inception on 6/1/00, the Dow Target 5 June portfolio lost 6.53% versus a loss of 1.92% for the Dow Jones Industrial Average. Phillip Morris was the best performing stock for the 1-month period while Caterpillar Inc. lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCK                            VALUE      %
---------------------------------------------------------------
   815   Caterpillar Inc. (1).................  $ 25,774   16.4
   859   E.I. Du Pont de Nemours and Co.
          (2).................................    29,099   18.5
   851   International Paper Co. (3)..........    25,370   16.1
 1,522   Phillip Morris Companies Inc. (4)....    40,428   25.7
   826   SBC Communications Inc. (5)..........    35,725   22.7
                                                --------   ----
         TOTAL COMMON STOCK (COST $193,441)...  $156,396   99.4
                                                ========   ====

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$41,000   Firstar Bank 4.25% due 07/03/00
           repurchase price $41,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24..........................  $ 41,000    26.1
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $18,000)..........................  $ 41,000    26.1
                                               ========   =====
          TOTAL HOLDINGS (COST $207,535).....  $197,396   125.5
                                               --------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.......................   (40,001)  (25.5)
                                               --------   -----
          TOTAL NET ASSETS...................  $157,395   100.0
                                               ========   =====

 INDUSTRIES

 1.  Machinery
 2.  Chemicals
 3.  Paper Products
 4.  Tobacco
 5.  Communications

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

September
Since inception (9/1/99)                   -32.40%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

SEPTEMBER 5 (09/01/99)                                                     DJIA (10 MONTHS)
----------------------                                                     ----------------
-32.4                                                                            -4.48

 COMMENTS

The Dow Target 5 September portfolio lost 10.11% versus a loss of 8.01% for the Dow Jones Industrial Average, for the first half of the year. Sears, Roebuck & Co. was the best performing stock for the 6-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCK                            VALUE      %
---------------------------------------------------------------
   661   Caterpillar Inc. (3).................  $ 22,391   15.9
   605   General Motors Corp. (1).............    35,128   24.9
 1,041   Phillip Morris Companies Inc. (5)....    27,652   19.6
   994   Sears, Roebuck & Co. (2).............    32,429   23.0
   734   Goodyear Tire & Rubber Company (4)...    14,680   10.2
                                                --------   ----
         TOTAL COMMON STOCK (COST $190,689)...  $132,280   93.6
                                                ========   ====

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$6,000   Firstar Bank 4.25% due 07/03/00
          repurchase price $6,000
          collateralized by GNMA certificates
          pool# 8375 due 02/20/24............  $  6,000     4.3
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $192,000)..........................  $  6,000     4.3
                                               ========   =====
         TOTAL HOLDINGS (COST $196,689)......  $138,280    97.9
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES........................     2,957     2.1
                                               --------   -----
         TOTAL NET ASSETS....................  $141,237   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Retail
 3.  Machinery
 4.  Rubber and Tires
 5.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

October
Since inception (10/1/99)                  -26.11%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

OCTOBER 5 (10/1/99)                                                         DJIA (9 MONTHS)
-------------------                                                         ---------------
-26.11                                                                            1.7

 COMMENTS

The Dow Target 5 October portfolio lost 13.37% versus a loss of 8.01% for the Dow Jones Industrial Average, for the first half of the year. Sears, Roebuck & Co. was the best performing stock for the 6-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCK                            VALUE      %
---------------------------------------------------------------
 1,276   Caterpillar Inc. (3).................  $ 43,225   16.6
 1,150   E.I. Du Pont de Nemours and Co.
         (1)..................................    50,313   19.4
 1,496   Goodyear Tire & Rubber (4)...........    29,920   11.5
 2,024   Phillip Morris Companies Inc. (5)....    53,763   20.7
 2,328   Sears, Roebuck & Co. (2).............    75,951   29.3
                                                --------   ----
         TOTAL COMMON STOCK (COST $332,290)...  $253,171   97.5
                                                ========   ====

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$4,000   Firstar Bank 4.25% due 07/03/00
          repurchase price $4,000
          collateralized by GNMA certificates
          pool# 8375 due 02/20/24............  $  4,000     1.5
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $4,000)............................  $  4,000     1.5
                                               ========   =====
         TOTAL HOLDINGS (COST $336,290)......  $257,171    99.0
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES........................     2,563     1.0
                                               --------   -----
         TOTAL NET ASSETS....................  $259,734   100.0
                                               ========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Retail
 3.  Machinery
 4.  Rubber and Tires
 5.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

November
Since inception (11/1/99)                  -26.04%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

NOVEMBER 5 (11/1/99)                                                        DJIA (8 MONTHS)
--------------------                                                        ---------------
-26.04                                                                           -1.88

 COMMENTS

The Dow Target 5 November portfolio lost 25.88% versus a loss of 8.01% for the Dow Jones Industrial Average, for the first half of the year. Phillip Morris was the best performing stock for the 6-month period while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCK                            VALUE      %
---------------------------------------------------------------
   899   AT&T Corp. (2).......................  $ 28,431   17.9
   758   Caterpillar Inc. (3).................    25,677   16.2
   646   E.I. Du Pont de Nemours and Co.
          (1).................................    28,263   17.8
   856   International Paper Company (4)......    25,520   16.0
 1,584   Phillip Morris Companies Inc. (5)....    42,075   26.5
                                                --------   ----
         TOTAL COMMON STOCK (COST $199,742)...  $149,965   94.4
                                                ========   ====

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$6,000   Firstar Bank 4.25% due 07/03/00
          repurchase price $6,000
          collateralized by GNMA certificates
          pool# 8375 due 02/20/24............  $  6,000     3.8
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $13,000)...........................  $  6,000     3.8
                                               ========   =====
         TOTAL HOLDINGS (COST $215,758)......  $155,965    98.2
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES........................     2,786     1.8
                                               --------   -----
         TOTAL NET ASSETS....................  $158,751   100.0
                                               ========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Communications
 3.  Machinery
 4.  Paper & Related
 5.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.
 PERFORMANCE AS OF JUNE 30, 2000
TOTAL RETURN:

December
Since inception (12/1/99)                  -20.19%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

DECEMBER 5 (12/1/99)                                                        DJIA (7 MONTHS)
--------------------                                                        ---------------
-20.19                                                                           -5.01

 COMMENTS

The Dow Target 5 December portfolio lost 20.31% versus a loss of 8.01% for the Dow Jones Industrial Average, for the first half of the year. Phillip Morris was the best performing stock for the month of December while International Paper lost the most ground.

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2000 (UNAUDITED)

                                                 MARKET
SHARES   COMMON STOCK                            VALUE      %
---------------------------------------------------------------
   711   Caterpillar Inc. (3).................  $ 24,085   15.2
   608   E.I. Du Pont de Nemours and Co.
          (1).................................    26,600   16.8
   804   International Paper Company (4)......    23,969   15.1
 1,487   Phillip Morris Companies Inc. (5)....    39,498   24.9
   869   SBC Communications (2)...............    37,584   23.7
                                                --------   ----
         TOTAL COMMON STOCK (COST $195,555)...  $151,737   95.7
                                                ========   ====

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$ 5,000   Firstar Bank 4.25% due 07/03/00
           repurchase price $5,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24..........................  $  5,000     3.2
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $5,000)...........................  $  5,000     3.2
                                               ========   =====
          TOTAL HOLDINGS (COST $200,555).....  $156,737    98.9
                                               --------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.......................     1,766     1.1
                                               --------   -----
          TOTAL NET ASSETS...................  $158,503   100.0
                                               ========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Communications
 3.  Machinery
 4.  Paper & Related
 5.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES                   JUNE 30, 2000 (UNAUDITED)

                                                                            PORTFOLIOS
                                  -----------------------------------------------------------------------------------------------
                                  JANUARY (10)(a)   FEBRUARY (10)(b)   MARCH (10)(c)   APRIL (10)(d)   MAY (10)(e)   JUNE (10)(f)
                                  ---------------   ----------------   -------------   -------------   -----------   ------------
Assets:
  Investment in securities, at
    cost........................    $  662,360         $1,484,299       $1,355,388      $1,538,912     $  996,997     $1,240,335
                                    ==========         ==========       ==========      ==========     ==========     ==========
  Investments in securities at
    market value (note 1).......    $  563,471         $1,406,862       $1,226,459      $1,264,564     $  881,132     $1,058,452
  Cash in bank..................             0                  0              614             654            344            679
  Receivable for securities
    sold........................       458,558            505,787                0               0              0              0
  Receivable for fund interests
    sold........................             0                  0              303               0              0         29,580
  Dividends & accrued interest
    receivable..................         4,269              8,137            4,994           5,200          3,449          3,689
  Due from advisor..............        11,116             21,504                0               0              0              0
  Other.........................             0                  0                0               0              0              0
                                    ----------         ----------       ----------      ----------     ----------     ----------
    Total assets................     1,037,414          1,942,290        1,232,370       1,270,418        884,925      1,092,400
                                    ----------         ----------       ----------      ----------     ----------     ----------
Liabilities:
  Cash overdraft................       451,508            499,005                0               0              0              0
  Payable for securities
    purchased...................             0                  0                0               0              0         54,448
  Payable for fund interests
    redeemed....................            20                  0                0               0              0              0
  Payable for investment
    management services (note
    3)..........................         3,586              6,222            2,917           2,839          1,638          2,066
  Other accrued expenses........         7,127             20,123           30,787          31,988         11,940          9,897
                                    ----------         ----------       ----------      ----------     ----------     ----------
    Total liabilities...........       462,241            525,350           33,704          34,827         13,578         66,411
                                    ----------         ----------       ----------      ----------     ----------     ----------
Net assets at market value......    $  575,173         $1,416,940       $1,198,666      $1,235,591     $  871,347     $1,025,989
                                    ==========         ==========       ==========      ==========     ==========     ==========
Net assets consist of:
  Par value, $1 per membership
    interest....................    $   69,796         $  165,892       $  148,287      $  152,901     $  115,270     $  132,986
  Paid-in capital in excess of
    par value...................       699,378          1,420,019        1,270,279       1,512,643      1,026,007      1,240,684
  Accumulated net realized loss
    on investments (note 1).....      (101,641)          (103,901)         (90,971)       (155,605)      (154,065)      (166,562)
  Net unrealized depreciation on
    investments (note 1)........       (98,889)           (77,437)        (128,929)       (274,348)      (115,865)      (181,883)
  Undistributed net investment
    income......................         6,529             12,367                0               0              0            764
                                    ----------         ----------       ----------      ----------     ----------     ----------
Net assets at market value......    $  575,173         $1,416,940       $1,198,666      $1,235,591     $  871,347     $1,025,989
                                    ==========         ==========       ==========      ==========     ==========     ==========
Membership interest outstanding
  (note 4)......................        69,796            165,892          148,287         152,901        115,270        132,986
Net asset value per membership
  interest......................    $     8.24         $     8.54       $     8.08      $     8.08     $     7.56     $     7.71
                                    ==========         ==========       ==========      ==========     ==========     ==========

---------------

(a) The inception date for this portfolio was January 4, 1999.

(b) The inception date for this portfolio was February 1, 1999.

(c) The inception date for this portfolio was March 1, 1999.

(d) The inception date for this portfolio was April 1, 1999.

(e) The inception date for this portfolio was May 3, 1999.

(f) The inception date for this portfolio was June 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES                   JUNE 30, 2000 (UNAUDITED)

                                                                                PORTFOLIOS
                                          --------------------------------------------------------------------------------------
                                          JULY (10)(g)   AUGUST (10)(h)   SEPTEMBER (10)(i)   OCTOBER (10)(j)   NOVEMBER (10)(k)
                                          ------------   --------------   -----------------   ---------------   ----------------
Assets:
  Investment in securities, at cost.....    $914,581       $ 879,738          $ 934,272          $ 766,991         $ 750,806
                                            ========       =========          =========          =========         =========
  Investments in securities at market
    value (note 1)......................    $709,271       $ 690,396          $ 757,762          $ 635,476         $ 594,127
  Cash in bank..........................         953              77                  0                  0                 0
  Receivable for securities sold........           0               0            384,949            447,327           408,890
  Receivable for fund interests sold....           0               0                  0                  0                 0
  Due from advisor......................           0           4,996              3,001                974             3,659
  Dividends & accrued interest
    receivable..........................       2,318           2,832              4,898              4,760             4,537
  Other.................................           0               0                  0                  0                 0
                                            --------       ---------          ---------          ---------         ---------
    Total assets........................     712,542         698,301          1,150,610          1,088,537         1,011,213
                                            --------       ---------          ---------          ---------         ---------
Liabilities:
  Cash overdraft........................           0               0            378,863            442,341           404,373
  Payable for securities purchased......           0               0                  0                  0                 0
  Payable for fund interests redeemed...          25              27                 29                 26                23
  Payable for investment management
    services (note 3)...................       2,029           3,843              4,191              3,471             3,887
  Other accrued expenses................       2,152           3,884              2,369                152             2,732
                                            --------       ---------          ---------          ---------         ---------
    Total liabilities...................       4,206           7,754            385,452            445,990           411,015
                                            --------       ---------          ---------          ---------         ---------
Net assets at market value..............    $708,336       $ 690,547          $ 765,158          $ 642,547         $ 600,198
                                            ========       =========          =========          =========         =========
Net assets consist of:
  Par value, $1 per membership
    interest............................    $ 92,731       $  86,210          $ 100,741          $  80,403         $  74,223
  Paid-in capital in excess of par
    value...............................     882,923         821,093            989,255            802,146           770,285
  Accumulated net realized loss on
    investments (note 1)................     (65,592)        (31,728)          (155,884)          (115,488)          (93,839)
  Net unrealized depreciation on
    investments (note 1)................    (205,310)       (189,342)          (176,510)          (131,515)         (156,679)
  Undistributed net investment income...       3,584           4,314              7,556              7,001             6,208
                                            --------       ---------          ---------          ---------         ---------
Net assets at market value..............    $708,336       $ 690,547          $ 765,158          $ 642,547         $ 600,198
                                            ========       =========          =========          =========         =========
Membership interest outstanding (note
  4)....................................      92,731          86,210            100,741             80,403            74,223
Net asset value per membership
  interest..............................    $   7.64       $    8.01          $    7.60          $    7.99         $    8.09
                                            ========       =========          =========          =========         =========

                                             PORTFOLIOS
                                          ----------------
                                          DECEMBER (10)(l)
                                          ----------------
Assets:
  Investment in securities, at cost.....     $ 567,663
                                             =========
  Investments in securities at market
    value (note 1)......................     $ 478,582
  Cash in bank..........................             0
  Receivable for securities sold........       422,249
  Receivable for fund interests sold....             0
  Due from advisor......................         4,181
  Dividends & accrued interest
    receivable..........................         3,541
  Other.................................             0
                                             ---------
    Total assets........................       908,553
                                             ---------
Liabilities:
  Cash overdraft........................       415,990
  Payable for securities purchased......             0
  Payable for fund interests redeemed...            18
  Payable for investment management
    services (note 3)...................         3,595
  Other accrued expenses................         3,028
                                             ---------
    Total liabilities...................       422,631
                                             ---------
Net assets at market value..............     $ 485,922
                                             =========
Net assets consist of:
  Par value, $1 per membership
    interest............................     $  58,561
  Paid-in capital in excess of par
    value...............................       628,854
  Accumulated net realized loss on
    investments (note 1)................      (118,069)
  Net unrealized depreciation on
    investments (note 1)................       (89,081)
  Undistributed net investment income...         5,657
                                             ---------
Net assets at market value..............     $ 485,922
                                             =========
Membership interest outstanding (note
  4)....................................        58,561
Net asset value per membership
  interest..............................     $    8.30
                                             =========

---------------

(g) The inception date for this portfolio was July 1, 1999.

(h) The inception date for this portfolio was August 2, 1999.

(i) The inception date for this portfolio was September 1, 1999.

(j) The inception date for this portfolio was October 1, 1999.

(k) The inception date for this portfolio was November 3, 1999.

(l) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES                   JUNE 30, 2000 (UNAUDITED)

                                                                               PORTFOLIOS
                                        -----------------------------------------------------------------------------------------
                                        JANUARY (5)(a)   FEBRUARY (5)(b)   MARCH (5)(c)   APRIL (5)(d)   MAY (5)(e)   JUNE (5)(f)
                                        --------------   ---------------   ------------   ------------   ----------   -----------
Assets:
  Investment in securities, at cost...     $249,015         $186,033         $211,441       $225,872      $194,499     $207,535
                                           ========         ========         ========       ========      ========     ========
  Investments in securities at market
    value (note 1)....................      210,656          179,192          208,972        208,422       181,878      197,396
  Cash in bank........................          696              786              182            367           272          442
  Receivable for fund interests sold              0              961                0            250           977           67
  Due from advisor....................        3,209            2,715            2,156          1,558         1,106          558
  Dividends & accrued interest
    receivable........................        1,068              852              892            946           845          680
                                           --------         --------         --------       --------      --------     --------
    Total assets......................      215,629          184,506          212,202        211,543       185,078      199,143
                                           --------         --------         --------       --------      --------     --------
Liabilities:
  Payable for securities purchased....            0                0                0              0             0       41,089
  Payable for fund interests
    redeemed..........................        2,103                3               97              4             3            2
  Payable for investment management
    services (note 3).................          622              436              409            291           163           59
  Other accrued expenses..............        2,666            2,311            1,955          1,522         1,208          598
                                           --------         --------         --------       --------      --------     --------
    Total liabilities.................        5,391            2,750            2,461          1,817         1,374       41,748
                                           --------         --------         --------       --------      --------     --------
Net assets at market value............     $210,238         $181,756         $209,741       $209,726      $183,704     $157,395
                                           ========         ========         ========       ========      ========     ========
Net assets consist of:
  Par value, $1 per membership
    interest..........................       25,475           20,222           20,652         22,783        19,246       16,838
  Paid-in capital in excess of par
    value.............................      221,431          173,253          188,736        202,811       176,090      149,999
  Accumulated net realized gain (loss)
    on investments (note 1)...........            0           (6,288)           1,218              0             0            0
  Net unrealized depreciation on
    investments (note 1)..............      (38,359)          (6,841)          (2,469)       (17,450)      (12,621)     (10,139)
  Undistributed (overdistributed) net
    investment income.................        1,691            1,410            1,604          1,582           989          697
                                           --------         --------         --------       --------      --------     --------
Net assets at market value............     $210,238         $181,756         $209,741       $209,726      $183,704     $157,395
                                           ========         ========         ========       ========      ========     ========
Membership interest outstanding (note
  4)..................................       25,475           20,222           20,652         22,783        19,246       16,838
Net asset value per membership
  interest............................     $   8.25         $   8.99         $  10.16       $   9.21      $   9.54     $   9.35
                                           ========         ========         ========       ========      ========     ========

---------------

(a) The inception date for this portfolio was January 4, 2000.

(b) The inception date for this portfolio was February 1, 2000.

(c) The inception date for this portfolio was March 1, 2000.

(d) The inception date for this portfolio was April 3, 2000.

(e) The inception date for this portfolio was May 1, 2000.

(f) The inception date for this portfolio was June 1, 2000.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES                   JUNE 30, 2000 (UNAUDITED)

                                                                                         PORTFOLIOS
                                                            ---------------------------------------------------------------------
                                                            SEPTEMBER (5)(g)   OCTOBER (5)(h)   NOVEMBER (5)(i)   DECEMBER (5)(j)
                                                            ----------------   --------------   ---------------   ---------------
Assets:
  Investment in securities, at cost.......................      $196,689          $336,290         $215,758          $200,555
                                                                ========          ========         ========          ========
  Investments in securities at market value (note 1)......       138,280           257,171          155,965           156,737
  Cash in bank............................................           946               511              901               131
  Receivable for fund interests sold......................           728             1,507              958               714
  Due from advisor........................................         2,715             1,365              763             1,627
  Other...................................................             0             1,004            1,201               446
                                                                --------          --------         --------          --------
    Total assets..........................................       142,669           261,558          159,788           159,655
                                                                --------          --------         --------          --------
Liabilities:
  Payable for fund interests redeemed.....................             3                 7                3                 3
  Payable for investment management services (note 3).....           737             1,177              733               587
  Other accrued expenses..................................           692               640              295               562
                                                                --------          --------         --------          --------
    Total liabilities.....................................         1,432             1,824            1,031             1,152
                                                                --------          --------         --------          --------
Net assets at market value................................      $141,237          $259,734         $158,757          $158,503
                                                                ========          ========         ========          ========
Net assets consist of:
  Par value, $1 per membership interest...................      $ 21,222          $ 35,678         $ 21,711          $ 20,030
  Paid-in capital in excess of par value..................       177,746           311,439          195,582           181,090
  Accumulated net realized loss on investments (note 1)...          (445)          (10,384)               0                 0
  Net unrealized appreciation (depreciation) on
    investments (note 1)..................................       (58,409)          (79,119)         (59,793)          (43,818)
  Undistributed (overdistributed) net investment income...         1,123             2,120            1,257             1,201
                                                                --------          --------         --------          --------
Net assets at market value................................      $141,237          $259,734         $158,757          $158,503
                                                                ========          ========         ========          ========
Membership interest outstanding (note 4)..................        21,222            35,678           21,711            20,030
Net asset value per membership interest...................      $   6.66          $   7.28         $   7.31          $   7.91
                                                                ========          ========         ========          ========

---------------

(g) The inception date for this portfolio was September 1, 1999.

(h) The inception date for this portfolio was September 1, 1999.

(i) The inception date for this portfolio was September 1, 1999.

(j) The inception date for this portfolio was September 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS      FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                            PORTFOLIOS
                                  -----------------------------------------------------------------------------------------------
                                   JANUARY (10)      FEBRUARY (10)      MARCH (10)      APRIL (10)      MAY (10)      JUNE (10)
                                  ---------------   ----------------   -------------   -------------   -----------   ------------
Investment income:
  Interest......................     $   1,067         $     831         $     519       $     554      $     523     $     443
  Dividends.....................        18,437            31,751            19,286          19,216         10,527        15,120
                                     ---------         ---------         ---------       ---------      ---------     ---------
    Total investment income.....        19,504            32,582            19,805          19,770         11,050        15,563
                                     ---------         ---------         ---------       ---------      ---------     ---------
Expenses:
  Management fees (note 3)......         3,364             5,634             3,413           3,451          2,001         2,651
  Custodian fees (note 3).......         3,180             9,207            12,647          13,315          5,003         4,499
  Directors' fees (note 3)......           636             1,841             2,529           2,663          1,001           900
  Professional fees.............           875             2,532             3,478           3,662          1,376         1,237
  Accounting fees...............         1,193             3,453             4,743           4,993          1,876         1,687
  Printing, proxy, and postage
    fees........................         1,908             5,524             7,588           7,989          3,002         2,700
  Other.........................           159               460               632             666            250           225
                                     ---------         ---------         ---------       ---------      ---------     ---------
    Total expenses..............        11,315            28,651            35,030          36,739         14,509        13,899
                                     ---------         ---------         ---------       ---------      ---------     ---------
    Less expenses voluntarily
      reduced or reimbursed.....        (5,709)          (19,262)                0               0              0             0
                                     ---------         ---------         ---------       ---------      ---------     ---------
    Net expenses................         5,606             9,389            35,030          36,739         14,509        13,899
                                     ---------         ---------         ---------       ---------      ---------     ---------
    Net investment income
      (loss)....................     $  13,898         $  23,193         $ (15,225)      $ (16,969)     $  (3,459)    $   1,664
                                     ---------         ---------         ---------       ---------      ---------     ---------
Realized & unrealized gain
  (loss) on investments:
  Net realized loss from
    investments.................     $(101,641)        $(103,901)        $ (90,971)      $(155,605)     $(114,084)    $(153,163)
  Net increase in unrealized
    appreciation (depreciation)
    on investments..............       (96,457)         (119,728)          (77,491)       (111,228)        13,891       (24,038)
                                     ---------         ---------         ---------       ---------      ---------     ---------
  Net loss on investments.......      (198,098)         (223,629)         (168,462)       (266,833)      (100,193)     (177,201)
                                     ---------         ---------         ---------       ---------      ---------     ---------
  Net decrease in net assets
    from operations.............     $(184,200)        $(200,436)        $(183,687)      $(283,802)     $(103,652)    $(175,537)
                                     =========         =========         =========       =========      =========     =========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS      FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                               PORTFOLIOS
                                         --------------------------------------------------------------------------------------
                                          JULY (10)      AUGUST (10)      SEPTEMBER (10)      OCTOBER (10)      NOVEMBER (10)
                                         ------------   --------------   -----------------   ---------------   ----------------
Investment income:
  Interest.............................   $     270       $     200          $     250          $     299         $     226
  Dividends............................      13,531          12,227             21,857             20,509            18,210
                                          ---------       ---------          ---------          ---------         ---------
    Total investment income............      13,801          12,427             22,107             20,808            18,436
                                          ---------       ---------          ---------          ---------         ---------
Expenses:
  Management fees (note 3).............       2,530           2,320              3,916              3,700             3,497
  Custodian fees (note 3)..............       1,378           2,008              1,978              1,201             2,157
  Directors' fees (note 3).............         276             402                396                240               431
  Professional fees....................         379             552                544                330               593
  Accounting fees......................         517             753                742                450               809
  Printing, proxy, and postage fees....         827           1,205              1,187                720             1,294
  Other................................          67             101                 97                 61               109
                                          ---------       ---------          ---------          ---------         ---------
    Total expenses.....................       5,974           7,341              8,860              6,702             8,890
                                          ---------       ---------          ---------          ---------         ---------
    Less expenses voluntarily reduced
      or reimbursed....................           0          (3,474)            (2,333)              (535)           (3,061)
                                          ---------       ---------          ---------          ---------         ---------
    Net expenses.......................       5,974           3,867              6,527              6,167             5,829
                                          ---------       ---------          ---------          ---------         ---------
    Net investment income..............   $   7,827       $   8,560          $  15,580          $  14,641         $  12,607
                                          ---------       ---------          ---------          ---------         ---------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss from investments...   $ (44,639)      $ (15,646)         $(135,393)         $(107,660)        $ (93,839)
  Net increase in unrealized
    depreciation on investments........     (77,924)        (64,787)           (43,812)           (51,626)         (151,968)
                                          ---------       ---------          ---------          ---------         ---------
  Net loss on investments..............    (122,563)        (80,433)          (179,205)          (159,286)         (245,807)
                                          ---------       ---------          ---------          ---------         ---------
  Net decrease in net assets from
    operations.........................   $(114,736)      $ (71,873)         $(163,625)         $(144,645)        $(233,200)
                                          =========       =========          =========          =========         =========

                                            PORTFOLIOS
                                         ----------------
                                          DECEMBER (10)
                                         ----------------
Investment income:
  Interest.............................     $     400
  Dividends............................        17,017
                                            ---------
    Total investment income............        17,417
                                            ---------
Expenses:
  Management fees (note 3).............         3,372
  Custodian fees (note 3)..............         2,374
  Directors' fees (note 3).............           475
  Professional fees....................           653
  Accounting fees......................           890
  Printing, proxy, and postage fees....         1,424
  Other................................           119
                                            ---------
    Total expenses.....................         9,307
                                            ---------
    Less expenses voluntarily reduced
      or reimbursed....................        (3,687)
                                            ---------
    Net expenses.......................         5,620
                                            ---------
    Net investment income..............     $  11,797
                                            ---------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss from investments...     $(118,069)
  Net increase in unrealized
    depreciation on investments........       (98,706)
                                            ---------
  Net loss on investments..............      (216,775)
                                            ---------
  Net decrease in net assets from
    operations.........................     $(204,978)
                                            =========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS                   FOR THE PERIODS INDICATED (UNAUDITED)

                                                                                   PORTFOLIOS
                                               ----------------------------------------------------------------------------------
                                               JANUARY (5)   FEBRUARY (5)    MARCH (5)     APRIL (5)      MAY (5)      JUNE (5)
                                               -----------   ------------   -----------   -----------   -----------   -----------
                                               FROM 1/3/00   FROM 2/1/00    FROM 3/1/00   FROM 4/3/00   FROM 5/1/00   FROM 6/1/00
                                               TO 6/30/00     TO 6/30/00    TO 6/30/00    TO 6/30/00    TO 6/30/00    TO 6/30/00
                                               -----------   ------------   -----------   -----------   -----------   -----------
Investment income:
  Interest...................................   $    254       $    194       $   265      $    198      $    122      $    121
  Dividends..................................      4,078          2,979         2,638         1,869         1,138           675
                                                --------       --------       -------      --------      --------      --------
    Total investment income..................      4,332          3,173         2,903         2,067         1,260           796
                                                --------       --------       -------      --------      --------      --------
Expenses:
  Management fees (note 3)...................        622            436           409           291           163            59
  Custodian fees (note 3)....................      2,393          1,986         1,604         1,157           802           395
  Directors' fees (note 3)...................         64             53            43            31            21            11
  Professional fees..........................        382            317           256           185           128            63
  Accounting fees............................        329            273           221           159           110            54
  Printing, proxy, and postage fees..........        337            279           226           163           113            56
  Other......................................        120             99            79            57            40            19
                                                --------       --------       -------      --------      --------      --------
    Total expenses...........................      4,247          3,443         2,838         2,043         1,377           657
                                                --------       --------       -------      --------      --------      --------
    Less expenses voluntarily reduced or
      reimbursed.............................     (3,209)        (2,715)       (2,156)       (1,558)       (1,106)         (558)
                                                --------       --------       -------      --------      --------      --------
    Net expenses.............................      1,038            728           682           485           271            99
                                                --------       --------       -------      --------      --------      --------
    Net investment income....................   $  3,294       $  2,445       $ 2,221      $  1,582      $    989      $    697
                                                --------       --------       -------      --------      --------      --------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain (loss) from
    investments..............................   $      0       $ (6,288)      $ 1,218      $      0      $      0      $      0
  Net increase in unrealized depreciation on
    investments..............................    (38,359)        (6,841)       (2,469)      (17,450)      (12,621)      (10,139)
                                                --------       --------       -------      --------      --------      --------
  Net loss on investments....................    (38,359)       (13,129)       (1,251)      (17,450)      (12,621)      (10,139)
                                                --------       --------       -------      --------      --------      --------
  Net increase (decrease) in net assets from
    operations...............................   $(35,065)      $(10,684)      $   970      $(15,868)     $(11,632)     $ (9,442)
                                                ========       ========       =======      ========      ========      ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS      FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                                         PORTFOLIOS
                                                            ---------------------------------------------------------------------
                                                            SEPTEMBER (5)(m)   OCTOBER (5)(n)   NOVEMBER (5)(o)   DECEMBER (5)(p)
                                                            ----------------   --------------   ---------------   ---------------
Investment income:
  Interest................................................      $    111          $     78         $    129          $    112
  Dividends...............................................         2,932             5,268            3,275             3,150
                                                                --------          --------         --------          --------
    Total investment income...............................         3,043             5,346            3,404             3,262
                                                                --------          --------         --------          --------
Expenses:
  Management fees (note 3)................................           467               789              548               515
  Custodian fees (note 3).................................           263               148              142               680
  Directors' fees (note 3)................................            68                67               65               235
  Professional fees.......................................           178               109               62               284
  Accounting fees.........................................           260               144               81               106
  Printing, proxy, and postage fees.......................           379               245              134               320
  Other...................................................             2                 4                3                44
                                                                --------          --------         --------          --------
    Total expenses........................................         1,617             1,506            1,035             2,184
                                                                --------          --------         --------          --------
    Less expenses voluntarily reduced or reimbursed.......          (839)             (191)            (122)           (1,325)
                                                                --------          --------         --------          --------
    Net expenses..........................................           778             1,315              913               859
                                                                --------          --------         --------          --------
    Net investment income.................................      $  2,265          $  4,031         $  2,491          $  2,403
                                                                --------          --------         --------          --------
Realized & unrealized loss on investments:
  Net realized loss from investments......................      $      0          $(10,384)        $      0          $      0
  Net increase in unrealized depreciation on
    investments...........................................       (17,887)          (33,605)         (57,563)          (43,995)
                                                                --------          --------         --------          --------
  Net loss on investments.................................       (17,887)          (43,989)         (57,563)          (43,995)
                                                                --------          --------         --------          --------
  Net decrease in net assets from operations..............      $(15,622)         $(39,958)        $(55,072)         $(41,592)
                                                                ========          ========         ========          ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS

       PORTFOLIOS                JANUARY (10)                  FEBRUARY (10)                  MARCH (10)             APRIL (10)
                          ---------------------------   ---------------------------   ---------------------------   -------------
                           SIX MONTHS                    SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                          ENDED 6/30/00   FROM 1/4/99   ENDED 6/30/00   FROM 2/1/99   ENDED 6/30/00   FROM 3/1/99   ENDED 6/30/00
                           (UNAUDITED)    TO 12/31/99    (UNAUDITED)    TO 12/31/99    (UNAUDITED)    TO 12/31/99    (UNAUDITED)
                          -------------   -----------   -------------   -----------   -------------   -----------   -------------
From operations:
 Net investment income
  (loss)................   $    13,898     $   9,611     $   23,193     $   21,158     $  (15,225)    $   14,381     $  (16,969)
 Realized gain (loss) on
  investments...........      (101,641)        3,212       (103,901)        28,842        (90,971)        36,163       (155,605)
 Unrealized appreciation
  (depreciation) on
  investments...........       (96,457)       (2,432)      (119,728)        42,291        (77,491)       (51,438)      (111,228)
                           -----------     ---------     ----------     ----------     ----------     ----------     ----------
   Net increase
    (decrease) in net
    assets from
    operations..........      (184,200)       10,391       (200,436)        92,291       (183,687)          (894)      (283,802)
                           -----------     ---------     ----------     ----------     ----------     ----------     ----------
 Dividends and
  distributions to
  shareholders:
   Dividends paid from
    net investment
    income..............        (7,400)       (9,581)       (10,866)       (21,118)             0        (14,383)             0
   Capital gains
    distributions.......             0        (3,212)             0        (28,842)             0        (36,163)             0
                           -----------     ---------     ----------     ----------     ----------     ----------     ----------
    Total dividends and
     distributions......        (7,400)      (12,793)       (10,866)       (49,960)             0        (50,546)             0
                           -----------     ---------     ----------     ----------     ----------     ----------     ----------
From capital share
  transactions (note 4):
 Received from shares
  sold..................     2,381,619       565,912      1,277,473      1,550,427        563,925      1,583,033        663,732
  Received from
   dividends
   reinvested...........         7,400        12,793         10,866         49,960              0         50,545              0
  Paid for shares
   redeemed.............    (2,082,179)     (116,370)      (821,829)      (480,986)      (198,510)      (565,200)      (401,002)
                           -----------     ---------     ----------     ----------     ----------     ----------     ----------
   Increase in net
    assets derived from
    capital share
    transactions........       306,840       462,335        466,510      1,119,401        365,415      1,068,378        262,730
                           -----------     ---------     ----------     ----------     ----------     ----------     ----------
   Increase (decrease)
    in net assets.......       115,240       459,933        255,208      1,161,732        181,728      1,016,938        (21,072)
Net Assets:
 Beginning of period....       459,933             0      1,161,732              0      1,016,938              0      1,256,663
                           -----------     ---------     ----------     ----------     ----------     ----------     ----------
 End of period (a)......   $   575,173     $ 459,933     $1,416,940     $1,161,732     $1,198,666     $1,016,938     $1,235,591
                           ===========     =========     ==========     ==========     ==========     ==========     ==========
(a) Includes
  undistributed net
  investment income of..   $     6,529     $      30     $   12,367     $       40     $        0     $        0     $        0
                           ===========     =========     ==========     ==========     ==========     ==========     ==========

       PORTFOLIOS         APRIL (10)             MAY (10)                      JUNE (10)
                          -----------   ---------------------------   ---------------------------
                                         SIX MONTHS                    SIX MONTHS
                          FROM 4/1/99   ENDED 6/30/00   FROM 5/3/99   ENDED 6/30/00   FROM 6/1/99
                          TO 12/31/99    (UNAUDITED)    TO 12/31/99    (UNAUDITED)    TO 12/31/99
                          -----------   -------------   -----------   -------------   -----------
From operations:
 Net investment income
  (loss)................  $   20,880      $  (3,459)    $    9,335     $    1,664     $   12,449
 Realized gain (loss) on
  investments...........      17,873       (114,084)       (39,982)      (153,163)       (13,399)
 Unrealized appreciation
  (depreciation) on
  investments...........    (163,120)        13,891       (129,757)       (24,038)      (157,845)
                          ----------      ---------     ----------     ----------     ----------
   Net increase
    (decrease) in net
    assets from
    operations..........    (124,367)      (103,652)      (160,404)      (175,537)      (158,795)
                          ----------      ---------     ----------     ----------     ----------
 Dividends and
  distributions to
  shareholders:
   Dividends paid from
    net investment
    income..............     (20,884)             0         (9,340)          (900)       (12,453)
   Capital gains
    distributions.......     (17,873)             0              0              0              0
                          ----------      ---------     ----------     ----------     ----------
    Total dividends and
     distributions......     (38,757)             0         (9,340)          (900)       (12,453)
                          ----------      ---------     ----------     ----------     ----------
From capital share
  transactions (note 4):
 Received from shares
  sold..................   2,101,632        463,043      1,180,871        433,434      1,569,222
  Received from
   dividends
   reinvested...........      38,758              0          9,341            900         12,453
  Paid for shares
   redeemed.............    (720,603)      (205,326)      (303,186)      (389,836)      (252,499)
                          ----------      ---------     ----------     ----------     ----------
   Increase in net
    assets derived from
    capital share
    transactions........   1,419,787        257,717        887,026         44,498      1,329,176
                          ----------      ---------     ----------     ----------     ----------
   Increase (decrease)
    in net assets.......   1,256,663        154,065        717,282       (131,939)     1,157,928
Net Assets:
 Beginning of period....           0        717,282              0      1,157,928              0
                          ----------      ---------     ----------     ----------     ----------
 End of period (a)......  $1,256,663      $ 871,347     $  717,282     $1,025,989     $1,157,928
                          ==========      =========     ==========     ==========     ==========
(a) Includes
  undistributed net
  investment income of..  $        0      $       0     $        0     $      764     $        0
                          ==========      =========     ==========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS

       PORTFOLIOS                  JULY (10)                    AUGUST (10)                 SEPTEMBER (10)
                          ---------------------------   ---------------------------   ---------------------------
                           SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                          ENDED 6/30/00   FROM 7/1/99   ENDED 6/30/00   FROM 8/2/99   ENDED 6/30/00   FROM 9/1/99
                           (UNAUDITED)    TO 12/31/99    (UNAUDITED)    TO 12/31/99    (UNAUDITED)    TO 12/31/99
                          -------------   -----------   -------------   -----------   -------------   -----------
From operations:
 Net investment
   income...............    $   7,827     $   11,262      $   8,560     $    8,921     $   15,580     $    9,190
 Realized gain (loss) on
   investments..........      (44,639)       (20,953)       (15,646)       (16,082)      (135,393)       (20,491)
 Unrealized appreciation
   (depreciation) on
   investments..........      (77,924)      (127,386)       (64,787)      (124,555)       (43,812)      (132,698)
                            ---------     ----------      ---------     ----------     ----------     ----------
       Net increase
         (decrease) in
         net assets from
         operations.....     (114,736)      (137,077)       (71,873)      (131,716)      (163,625)      (143,999)
                            ---------     ----------      ---------     ----------     ----------     ----------
 Dividends and
   distributions to
   shareholders:
   Dividends paid from
     net investment
     income.............       (4,243)       (11,270)        (4,246)        (8,928)        (8,064)        (9,150)
   Capital gains
     distributions......            0              0              0              0              0              0
                            ---------     ----------      ---------     ----------     ----------     ----------
       Total dividends
         and
        distributions...       (4,243)       (11,270)        (4,246)        (8,928)        (8,064)        (9,150)
                            ---------     ----------      ---------     ----------     ----------     ----------
From capital share
 transactions (note 4):
 Received from shares
   sold.................       21,367      1,454,117         75,767      1,253,944         18,744      1,866,547
 Received from dividends
   reinvested...........        4,243         11,270          4,246          8,928          8,064          9,150
 Paid for shares
   redeemed.............     (188,270)      (327,065)      (118,569)      (317,006)      (557,603)      (254,906)
                            ---------     ----------      ---------     ----------     ----------     ----------
       Increase in net
         assets derived
         from capital
         share
         transactions...     (162,660)     1,138,322        (38,556)       945,866       (530,795)     1,620,791
                            ---------     ----------      ---------     ----------     ----------     ----------
       Increase
         (decrease) in
         net assets.....     (281,639)       989,975       (114,675)       805,222       (702,484)     1,467,642
Net Assets:
 Beginning of period....      989,975              0        805,222              0      1,467,642              0
                            ---------     ----------      ---------     ----------     ----------     ----------
 End of period (a)......    $ 708,336     $  989,975      $ 690,547     $  805,222     $  765,158     $1,467,642
                            =========     ==========      =========     ==========     ==========     ==========
(a) Includes
 undistributed net
 investment income of...    $   3,584     $        0      $   4,314     $        0     $    7,556     $       40
                            =========     ==========      =========     ==========     ==========     ==========

       PORTFOLIOS                 OCTOBER (10)                  NOVEMBER (10)                  DECEMBER (10)
                          ----------------------------   ----------------------------   ----------------------------
                           SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                          ENDED 6/30/00   FROM 10/1/99   ENDED 6/30/00   FROM 11/1/99   ENDED 6/30/00   FROM 12/1/99
                           (UNAUDITED)    TO 12/31/99     (UNAUDITED)    TO 12/31/99     (UNAUDITED)    TO 12/31/99
                          -------------   ------------   -------------   ------------   -------------   ------------
From operations:
 Net investment
   income...............   $   14,641      $    9,204     $   12,607      $    4,804     $   11,797      $      994
 Realized gain (loss) on
   investments..........     (107,660)         (7,828)       (93,839)              0       (118,069)              0
 Unrealized appreciation
   (depreciation) on
   investments..........      (51,626)        (79,889)      (151,968)         (4,711)       (98,706)          9,625
                           ----------      ----------     ----------      ----------     ----------      ----------
       Net increase
         (decrease) in
         net assets from
         operations.....     (144,645)        (78,513)      (233,200)             93       (204,978)         10,619
                           ----------      ----------     ----------      ----------     ----------      ----------
 Dividends and
   distributions to
   shareholders:
   Dividends paid from
     net investment
     income.............       (7,640)         (9,200)        (7,003)         (4,200)        (6,155)           (980)
   Capital gains
     distributions......            0               0              0               0              0               0
                           ----------      ----------     ----------      ----------     ----------      ----------
       Total dividends
         and
        distributions...       (7,640)         (9,200)        (7,003)         (4,200)        (6,155)           (980)
                           ----------      ----------     ----------      ----------     ----------      ----------
From capital share
 transactions (note 4):
 Received from shares
   sold.................        6,527       1,743,037         20,780       1,560,226         51,869       1,501,592
 Received from dividends
   reinvested...........        7,640           9,200          7,003           4,200          6,155             980
 Paid for shares
   redeemed.............     (615,489)       (268,370)      (522,144)       (225,557)      (834,950)        (38,230)
                           ----------      ----------     ----------      ----------     ----------      ----------
       Increase in net
         assets derived
         from capital
         share
         transactions...     (601,322)      1,483,867       (494,361)      1,338,869       (776,926)      1,464,342
                           ----------      ----------     ----------      ----------     ----------      ----------
       Increase
         (decrease) in
         net assets.....     (753,607)      1,396,154       (734,564)      1,334,762       (988,059)      1,473,981
Net Assets:
 Beginning of period....    1,396,154               0      1,334,762               0      1,473,981               0
                           ----------      ----------     ----------      ----------     ----------      ----------
 End of period (a)......   $  642,547      $1,396,154     $  600,198      $1,334,762     $  485,922      $1,473,981
                           ==========      ==========     ==========      ==========     ==========      ==========
(a) Includes
 undistributed net
 investment income of...   $    7,001      $        4     $    6,208      $      604     $    5,657      $       14
                           ==========      ==========     ==========      ==========     ==========      ==========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS                                 (UNAUDITED)

                                                                                   PORTFOLIOS
                                               ----------------------------------------------------------------------------------
                                               JANUARY (5)   FEBRUARY (5)    MARCH (5)     APRIL (5)      MAY (5)      JUNE (5)
                                               -----------   ------------   -----------   -----------   -----------   -----------
                                               FROM 1/3/00   FROM 2/1/00    FROM 3/1/00   FROM 4/3/00   FROM 5/1/00   FROM 6/1/00
                                               TO 6/30/00     TO 6/30/00    TO 6/30/00    TO 6/30/00    TO 6/30/00    TO 6/30/00
                                               -----------   ------------   -----------   -----------   -----------   -----------
From operations:
  Net investment income......................   $  3,294       $  2,445      $  2,221      $  1,582      $    989      $    697
  Realized gain (loss) on investments........          0         (6,288)        1,218             0             0             0
  Unrealized depreciation on investments.....    (38,359)        (6,841)       (2,469)      (17,450)      (12,621)      (10,139)
                                                --------       --------      --------      --------      --------      --------
         Net increase (decrease) in net
           assets from operations............    (35,065)       (10,684)          970       (15,868)      (11,632)       (9,442)
                                                --------       --------      --------      --------      --------      --------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income.................................     (1,604)        (1,036)         (617)            0             0             0
                                                --------       --------      --------      --------      --------      --------
From capital share transactions (note 4):
  Received from shares sold..................    270,624        221,192       209,331       232,513       197,463       166,851
  Received from dividends reinvested.........      1,604          1,036           617             0             0             0
  Paid for shares redeemed...................    (25,321)       (28,752)         (560)       (6,919)       (2,127)          (14)
                                                --------       --------      --------      --------      --------      --------
         Increase in net assets derived from
           capital share transactions........    246,907        193,476       209,388       225,594       195,336       166,837
                                                --------       --------      --------      --------      --------      --------
         Increase in net assets..............    210,238        181,756       209,741       209,726       183,704       157,395
Net Assets:
  Beginning of period........................          0              0             0             0             0             0
                                                --------       --------      --------      --------      --------      --------
  End of period (a)..........................   $210,238       $181,756      $209,741      $209,726      $183,704      $157,395
                                                ========       ========      ========      ========      ========      ========
(a) Includes undistributed net investment
  income of..................................   $  1,691       $  1,410      $  1,604      $  1,582      $    989      $    697
                                                ========       ========      ========      ========      ========      ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                     PORTFOLIOS
                                ------------------------------------------------------------------------------------
                                      SEPTEMBER (5)                 OCTOBER (5)                  NOVEMBER (5)
                                --------------------------   --------------------------   --------------------------
                                                  FROM                         FROM                         FROM
                                SIX MONTHS    SEPTEMBER 1,   SIX MONTHS     OCTOBER 1,    SIX MONTHS    NOVEMBER 1,
                                   ENDED          1999          ENDED          1999          ENDED          1999
                                 JUNE 30,          TO         JUNE 30,          TO         JUNE 30,          TO
                                   2000       DECEMBER 31,      2000       DECEMBER 31,      2000       DECEMBER 31,
                                (UNAUDITED)       1999       (UNAUDITED)       1999       (UNAUDITED)       1999
                                -----------   ------------   -----------   ------------   -----------   ------------
From operations:
  Net investment income.......   $  2,265       $  1,339      $  4,031       $  1,904      $  2,491       $  1,088
  Realized loss on
    investments...............          0           (445)      (10,384)             0             0              0
  Unrealized appreciation
    (depreciation) on
    investments...............    (17,887)       (40,522)      (33,605)       (45,514)      (57,563)        (2,230)
                                 --------       --------      --------       --------      --------       --------
         Net increase
           (decrease) in net
           assets from
           operations.........    (15,622)       (39,628)      (39,958)       (43,610)      (55,072)        (1,142)
                                 --------       --------      --------       --------      --------       --------
  Dividends and distributions
    to shareholders:
    Dividends paid from net
      investment income.......     (1,181)        (1,300)       (1,917)        (1,900)       (1,422)          (900)
                                 --------       --------      --------       --------      --------       --------
From capital share
  transactions (note 4):
  Received from shares sold...      2,043        197,139        37,396        315,470         4,698        216,296
  Received from dividends
    reinvested................      1,181          1,300         1,917          1,900         1,422            900
  Paid for shares redeemed....     (1,973)          (722)       (9,021)          (543)       (3,173)        (2,850)
                                 --------       --------      --------       --------      --------       --------
         Increase (decrease)
           in net assets
           derived from
           capital share
           transactions.......      1,251        197,717        30,292        316,827         2,947        214,346
                                 --------       --------      --------       --------      --------       --------
         Increase (decrease)
           in net assets......    (15,552)       156,789       (11,583)       271,317       (53,547)       212,304
Net Assets:
  Beginning of period.........    156,789              0       271,317              0       212,304              0
                                 --------       --------      --------       --------      --------       --------
  End of period (a)...........   $141,237       $156,789      $259,734       $271,317      $158,757       $212,304
                                 ========       ========      ========       ========      ========       ========
(a) Includes undistributed net
  investment income of........   $  1,123       $     39      $  2,120       $      4      $  1,257       $    188
                                 ========       ========      ========       ========      ========       ========

                                        PORTFOLIOS
                                --------------------------
                                       DECEMBER (5)
                                --------------------------
                                                  FROM
                                SIX MONTHS    DECEMBER 1,
                                   ENDED          1999
                                 JUNE 30,          TO
                                   2000       DECEMBER 31,
                                (UNAUDITED)       1999
                                -----------   ------------
From operations:
  Net investment income.......   $  2,403       $    391
  Realized loss on
    investments...............          0              0
  Unrealized appreciation
    (depreciation) on
    investments...............    (43,995)           177
                                 --------       --------
         Net increase
           (decrease) in net
           assets from
           operations.........    (41,592)           568
                                 --------       --------
  Dividends and distributions
    to shareholders:
    Dividends paid from net
      investment income.......     (1,202)          (400)
                                 --------       --------
From capital share
  transactions (note 4):
  Received from shares sold...        176        206,807
  Received from dividends
    reinvested................      1,202            400
  Paid for shares redeemed....     (7,433)           (24)
                                 --------       --------
         Increase (decrease)
           in net assets
           derived from
           capital share
           transactions.......     (6,055)       207,183
                                 --------       --------
         Increase (decrease)
           in net assets......    (48,848)       207,351
Net Assets:
  Beginning of period.........    207,351              0
                                 --------       --------
  End of period (a)...........   $158,503       $207,351
                                 ========       ========
(a) Includes undistributed net
  investment income of........   $  1,201       $      0
                                 ========       ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS

                           PORTFOLIOS         JANUARY (10)                  FEBRUARY (10)                  MARCH (10)
                                       ---------------------------   ---------------------------   ---------------------------
                                        SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                       ENDED 6/30/00   FROM 1/4/99   ENDED 6/30/00   FROM 2/1/99   ENDED 6/30/00   FROM 3/1/99
                                        (UNAUDITED)    TO 12/31/99    (UNAUDITED)    TO 12/31/99    (UNAUDITED)    TO 12/31/99
                                       -------------   -----------   -------------   -----------   -------------   -----------
Per membership interest data:
Net asset value, beginning of
  period.............................     $10.03            $10.00         $10.25         $10.00         $ 9.74         $10.00
Income (loss) from investment
  operations:
  Net investment income (loss).......       0.11           0.19           0.11           0.17          (0.12)          0.12
  Net realized & unrealized gain
    (loss) on investments............      (1.84)          0.09          (1.77)          0.47          (1.54)          0.04
                                          ------         ------         ------         ------         ------         ------
        Total income (loss) from
          investment operations......      (1.73)          0.28          (1.66)          0.64          (1.66)          0.16
                                          ------         ------         ------         ------         ------         ------
Less distributions:
  Dividends from net investment
    income...........................      (0.06)         (0.19)         (0.05)         (0.16)          0.00          (0.12)
  Distributions from net realized
    capital gains....................       0.00          (0.06)          0.00          (0.23)          0.00          (0.30)
                                          ------         ------         ------         ------         ------         ------
        Total distributions..........      (0.06)         (0.25)         (0.05)         (0.39)          0.00          (0.42)
                                          ------         ------         ------         ------         ------         ------
Net asset value, end of period.......     $ 8.24         $10.03         $ 8.54         $10.25         $ 8.08         $ 9.74
                                          ======         ======         ======         ======         ======         ======
Total return (b).....................     (17.37)%         2.88%        (16.31)%         6.37%        (17.04)%         1.96%
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average net
    assets (a).......................       1.00%          0.99%          0.99%          1.07%          6.12%          1.38%
  Ratio of net investment income to
    average net assets (a)...........       2.47%          1.79%          2.45%          1.63%         (2.66)%         1.31%
Ratio assuming no fees reimbursed by
  advisor:
  Ratio of expenses to average net
    assets (a).......................       2.01%          1.99%          3.03%          1.24%          6.12%          1.38%
Portfolio turnover rate..............        218%            20%            57%            25%            35%            39%
Net assets at end of period
  (millions).........................     $  0.5         $  0.5         $  1.4         $  1.2         $  1.2         $  1.0

                           PORTFOLIOS           APRIL (10)                      MAY (10)                      JUNE (10)
                                       ----------------------------   ----------------------------   ----------------------------
                                        SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                       ENDED 6/30/00   FROM 4/1/99    ENDED 6/30/00   FROM 5/3/99    ENDED 6/30/00   FROM 6/1/99
                                        (UNAUDITED)    TO 12/31/99     (UNAUDITED)    TO 12/31/99     (UNAUDITED)    TO 12/31/99
                                       -------------   ------------   -------------   ------------   -------------   ------------
Per membership interest data:
Net asset value, beginning of
  period.............................     $10.03          $10.00         $ 8.31         $ 10.00         $ 8.96          $10.00
Income (loss) from investment
  operations:
  Net investment income (loss).......      (0.13)           0.13          (0.04)           0.09           0.02            0.09
  Net realized & unrealized gain
    (loss) on investments............      (1.82)           0.14          (0.71)          (1.69)         (1.26)          (1.04)
                                          ------          ------         ------         -------         ------          ------
        Total income (loss) from
          investment operations......      (1.95)           0.27          (0.75)          (1.60)         (1.24)          (0.95)
                                          ------          ------         ------         -------         ------          ------
Less distributions:
  Dividends from net investment
    income...........................       0.00           (0.13)          0.00           (0.09)         (0.01)          (0.09)
  Distributions from net realized
    capital gains....................       0.00           (0.11)          0.00            0.00           0.00            0.00
                                          ------          ------         ------         -------         ------          ------
        Total distributions..........       0.00           (0.24)          0.00           (0.09)         (0.01)          (0.09)
                                          ------          ------         ------         -------         ------          ------
Net asset value, end of period.......     $ 8.08          $10.03         $ 7.56         $  8.31         $ 7.71          $ 8.96
                                          ======          ======         ======         =======         ======          ======
Total return (b).....................     (19.40)%          2.50%         (9.04)%        (16.14)%       (13.77)%         (9.57)%
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average net
    assets (a).......................       6.35%           1.17%          4.32%           1.50%          3.13%           1.18%
  Ratio of net investment income to
    average net assets (a)...........      (2.93)%          1.55%         (1.03)%          1.54%          0.37%           1.57%
Ratio assuming no fees reimbursed by
  advisor:
  Ratio of expenses to average net
    assets (a).......................       6.35%           1.18%          4.32%           1.52%          3.13%           1.19%
Portfolio turnover rate..............         58%             25%            64%             29%            71%             14%
Net assets at end of period
  (millions).........................     $  1.2          $  1.3         $  0.9         $   0.7         $  1.0          $  1.2

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS

       PORTFOLIOS                  JULY (10)                    AUGUST (10)                 SEPTEMBER (10)
                          ---------------------------   ---------------------------   ---------------------------
                           SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                          ENDED 6/30/00   FROM 7/1/99   ENDED 6/30/00   FROM 8/2/99   ENDED 6/30/00   FROM 9/1/99
                           (UNAUDITED)    TO 12/31/99    (UNAUDITED)    TO 12/31/99    (UNAUDITED)    TO 12/31/99
                          -------------   -----------   -------------   -----------   -------------   -----------
Per membership interest
 data:
Net asset value,
 beginning of period....     $ 8.82               $10.00         $ 8.88         $ 10.00        $ 8.78         $ 10.00
Income (loss) from
 investment operations:
 Net investment
   income...............       0.08           0.09           0.10            0.09          0.10            0.05
 Net realized &
   unrealized gain
   (loss) on
   investments..........      (1.22)         (1.18)         (0.92)          (1.12)        (1.23)          (1.22)
                             ------         ------         ------         -------        ------         -------
       Total Income
         (loss) from
         Investment
         operations.....      (1.14)         (1.09)         (0.82)          (1.03)        (1.13)          (1.17)
                             ------         ------         ------         -------        ------         -------
Less distributions:
 Dividends from net
   investment income....      (0.04)         (0.09)         (0.05)          (0.09)        (0.05)          (0.05)
 Distributions from net
   realized capital
   gains................       0.00           0.00           0.00            0.00          0.00            0.00
                             ------         ------         ------         -------        ------         -------
       Total
         distributions..      (0.00)         (0.09)         (0.05)          (0.09)        (0.05)          (0.05)
                             ------         ------         ------         -------        ------         -------
Net asset value, end of
 period.................     $ 7.64         $ 8.82         $ 8.01         $  8.88        $ 7.60         $  8.78
                             ======         ======         ======         =======        ======         =======
Total return (b)........     (12.99)%       (10.90)%        (9.28)%        (10.37)%      (12.98)%        (11.65)%
Ratios net of fees
 reimbursed by
 advisor (c):
 Ratio of expenses to
   average net assets
   (a)..................       1.41%          1.14%          1.02%           0.94%         1.00%           0.88%
 Ratio of net investment
   income to average net
   assets (a)                  1.85%          1.88%          2.26%           2.21%         2.38%           1.80%
Ratio assuming no fees
 reimbursed by advisor:
 Ratio of expenses to
   average net assets
   (a)..................       1.41%          1.16%          1.94%           1.32%         1.35%           1.02%
Portfolio turnover
 rate...................         38%            20%            12%             21%           43%             12%
Net assets at end of
 period (millions)......     $  0.7         $  1.0         $  0.7         $   0.8        $  0.8         $   1.5

       PORTFOLIOS                 OCTOBER (10)                  NOVEMBER (10)                  DECEMBER (10)
                          ----------------------------   ----------------------------   ----------------------------
                           SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                          ENDED 6/30/00   FROM 10/1/99   ENDED 6/30/00   FROM 11/1/99   ENDED 6/30/00   FROM 12/1/99
                           (UNAUDITED)    TO 12/31/99     (UNAUDITED)    TO 12/31/99     (UNAUDITED)    TO 12/31/99
                          -------------   ------------   -------------   ------------   -------------   ------------
Per membership interest
 data:
Net asset value,
 beginning of period....     $ 9.20          $10.00         $10.08          $10.00         $10.01          $10.00
Income (loss) from
 investment operations:
 Net investment
   income...............       0.10            0.06           0.10            0.03           0.10            0.01
 Net realized &
   unrealized gain
   (loss) on
   investments..........      (1.26)          (0.80)         (2.04)           0.08          (1.76)           0.01
                             ------          ------         ------          ------         ------          ------
       Total Income
         (loss) from
         Investment
         operations.....      (1.16)          (0.74)         (1.94)           0.11          (1.66)           0.02
                             ------          ------         ------          ------         ------          ------
Less distributions:
 Dividends from net
   investment income....      (0.05)          (0.06)         (0.05)          (0.03)         (0.05)          (0.01)
 Distributions from net
   realized capital
   gains................       0.00            0.00           0.00            0.00           0.00            0.00
                             ------          ------         ------          ------         ------          ------
       Total
         distributions..      (0.05)          (0.06)         (0.05)          (0.03)         (0.05)          (0.01)
                             ------          ------         ------          ------         ------          ------
Net asset value, end of
 period.................     $ 7.99          $ 9.20         $ 8.09          $10.08         $ 8.30          $10.01
                             ======          ======         ======          ======         ======          ======
Total return (b)........     (12.65)%         (7.33)%       (19.33)%          1.13%        (16.63)%          0.17%
Ratios net of fees
 reimbursed by
 advisor (c):
 Ratio of expenses to
   average net assets
   (a)..................       1.00%           0.85%          1.00%           0.73%          1.03%           0.50%
 Ratio of net investment
   income to average net
   assets (a)                  2.37%           2.50%          2.16%           2.05%          2.16%           0.81%
Ratio assuming no fees
 reimbursed by advisor:
 Ratio of expenses to
   average net assets
   (a)..................       1.08%           0.97%          1.52%           0.99%          1.70%           0.90%
Portfolio turnover
 rate...................         49%             14%            43%              0%            84%              0%
Net assets at end of
 period (millions)......     $  0.6          $  1.4         $  0.6          $  1.3         $  0.5          $  1.5

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS                      FOR THE PERIODS INDICATED (UNAUDITED)

                                                                                   PORTFOLIOS
                                               ----------------------------------------------------------------------------------
                                               JANUARY (5)   FEBRUARY (5)    MARCH (5)     APRIL (5)      MAY (5)      JUNE (5)
                                               -----------   ------------   -----------   -----------   -----------   -----------
                                               FROM 1/3/00   FROM 2/1/00    FROM 3/1/00   FROM 4/3/00   FROM 5/1/00   FROM 6/1/00
                                               TO 6/30/00     TO 6/30/00    TO 6/30/00    TO 6/30/00    TO 6/30/00    TO 6/30/00
                                               -----------   ------------   -----------   -----------   -----------   -----------
Per membership interest data:
Net asset value, beginning of period.........    $ 10.00        $10.00        $10.00        $10.00        $10.00        $10.00
Income (loss) from investment operations:
  Net investment income......................       0.14          0.13          0.25          0.07          0.06          0.05
  Net realized & unrealized loss on
    investments..............................      (1.83)        (1.09)        (0.06)        (0.86)        (0.52)        (0.70)
                                                 -------        ------        ------        ------        ------        ------
         Total income (loss) from investment
           operations........................      (1.69)        (0.96)         0.19         (0.79)        (0.46)        (0.65)
                                                 -------        ------        ------        ------        ------        ------
Less distributions:
  Dividends from net investment income.......      (0.06)        (0.05)        (0.03)         0.00          0.00          0.00
                                                 -------        ------        ------        ------        ------        ------
Net asset value, end of period...............    $  8.25        $ 8.99        $10.16        $ 9.21        $ 9.54        $ 9.35
                                                 =======        ======        ======        ======        ======        ======

                                                6 MONTHS       5 MONTHS      4 MONTHS      3 MONTHS      2 MONTHS       1 MONTH
                                                --------       --------      --------      --------      --------       -------
Total return (b).............................     (16.93)%       (9.66)%        1.82%        (7.96)%       (4.56)%       (6.53)%
Ratios net of fees reimbursed by advisor (c):
  Ratio of expenses to average net assets
    (a)......................................       0.99%         0.99%         0.99%         0.96%         0.99%         0.97%
  Ratio of net investment income to average
    net assets (a)...........................       3.13%         3.32%         3.24%         3.14%         3.62%         6.86%
Ratio assuming no fees reimbursed by advisor:
  Ratio of expenses to average net assets
    (a)......................................       4.04%         4.67%         4.14%         4.06%         5.03%         6.47%
Portfolio turnover rate......................          0%           24%            7%            0%            0%            0%
Net assets at end of period (millions).......    $   0.2        $  0.2         $ 0.2        $  0.2        $  0.2        $  0.2

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses for all portfolios except for the March portfolio.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS

                                                                     PORTFOLIOS
                                ------------------------------------------------------------------------------------
                                      SEPTEMBER (5)                 OCTOBER (5)                  NOVEMBER (5)
                                --------------------------   --------------------------   --------------------------
                                                  FROM                         FROM                         FROM
                                SIX MONTHS    SEPTEMBER 1,   SIX MONTHS     OCTOBER 1,    SIX MONTHS    NOVEMBER 1,
                                   ENDED          1999          ENDED          1999          ENDED          1999
                                 JUNE 30,          TO         JUNE 30,          TO         JUNE 30,          TO
                                   2000       DECEMBER 31,      2000       DECEMBER 31,      2000       DECEMBER 31,
                                (UNAUDITED)       1999       (UNAUDITED)       1999       (UNAUDITED)       1999
                                -----------   ------------   -----------   ------------   -----------   ------------
Per membership interest data:
Net asset value, beginning of
  period......................    $  7.46       $ 10.00        $  8.47       $ 10.00        $  9.94        $10.00
Income (loss) from investment
  operations:
  Net investment income.......       0.10          0.07           0.12          0.06           0.12          0.05
  Net realized & unrealized
    loss on investments.......      (0.85)        (2.54)         (1.25)        (1.53)         (2.69)        (0.07)
                                  -------       -------        -------       -------        -------        ------
         Total income (loss)
           from investment
           operations.........      (0.75)        (2.47)         (1.13)        (1.47)         (2.57)        (0.02)
                                  -------       -------        -------       -------        -------        ------
Less distributions:
  Dividends from net
    investment income.........      (0.05)        (0.07)         (0.06)        (0.06)         (0.06)        (0.04)
                                  -------       -------        -------       -------        -------        ------
Net asset value, end of
  period......................    $  6.66       $  7.46        $  7.28       $  8.47        $  7.31        $ 9.94
                                  =======       =======        =======       =======        =======        ======
Total return (b)..............     (10.11)%      (24.78)%       (13.37)%      (14.70)%       (25.88)%       (0.20)%
Ratios net of fees reimbursed
  by advisor (c):
  Ratio of expenses to average
    net assets (a)............       1.00%         0.98%          0.99%         0.92%          1.00%         0.90%
  Ratio of net investment
    income to average net
    assets (a)................       2.90%         2.72%          3.05%         2.72%          2.72%         3.16%
Ratio assuming no fees
  reimbursed by advisor:
  Ratio of expenses to average
    net assets (a)............       2.07%         4.79%          1.14%         2.60%          1.13%         2.75%
Portfolio turnover rate.......          0%            1%            10%            0%             0%            0%
Net assets at end of period
  (millions)..................    $   0.1       $   0.2        $   0.3       $   0.3        $   0.2        $  0.2

                                        PORTFOLIOS
                                --------------------------
                                       DECEMBER (5)
                                --------------------------
                                                  FROM
                                SIX MONTHS    DECEMBER 1,
                                   ENDED          1999
                                 JUNE 30,          TO
                                   2000       DECEMBER 31,
                                (UNAUDITED)       1999
                                -----------   ------------
Per membership interest data:
Net asset value, beginning of
  period......................    $ 10.00        $10.00
Income (loss) from investment
  operations:
  Net investment income.......       0.12          0.02
  Net realized & unrealized
    loss on investments.......      (2.15)         0.00
                                  -------        ------
         Total income (loss)
           from investment
           operations.........      (2.03)         0.02
                                  -------        ------
Less distributions:
  Dividends from net
    investment income.........      (0.06)        (0.02)
                                  -------        ------
Net asset value, end of
  period......................    $  7.91        $10.00
                                  =======        ======
Total return (b)..............     (20.31)%        0.17%
Ratios net of fees reimbursed
  by advisor (c):
  Ratio of expenses to average
    net assets (a)............       1.00%         0.69%
  Ratio of net investment
    income to average net
    assets (a)................       2.79%         2.27%
Ratio assuming no fees
  reimbursed by advisor:
  Ratio of expenses to average
    net assets (a)............       2.53%         2.43%
Portfolio turnover rate.......          0%            0%
Net assets at end of period
  (millions)..................    $   0.2        $  0.2

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2000 (Unaudited)
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Dow(SM) Target Variable Fund LLC is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a non-diversified, open-end management investment company. It's "Dow 10" portfolios are twelve non-diversified portfolios of the common stock of the ten companies in the Dow Jones Industrial Average (SM) (the "Dow") having the highest dividend yield as of the close of business on or about the last business day prior to the beginning of each portfolio's annual term. Its "Dow 5" portfolios are twelve non-diversified portfolios of commons stocks of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second last business day prior to the beginning of each of those portfolios' annual term. The Fund's objective is to provide above average total return through both capital appreciation and dividend income.

   The Fund is a limited liability company created under Ohio law. Its interest are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Fund interests are not offered directly to the public. Fund interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

   The following is a summary of significant accounting policies:

   Dividends representing new investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

   Fund interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The value of Fund interests is based on the market value of the stocks and any other cash or securities owned by each portfolio. This determination is made as of 4:00 p.m. Eastern time on each business day on which an order for purchase or redemption is received and there is enough trading in portfolio securities to materially affect the current net asset value of Fund interests. That is normally each weekday (Monday through Friday) except for New Years Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding.

   Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Fund deems creditworthy under guidelines approved by the Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

   The fund is a single member limited liability company taxed as a division of the separate accounts of ONLI. Income and losses of the fund are included in the taxable income or loss of the separate accounts of ONLI. Accordingly, no provision for Federal income taxes has been made by the fund.

   Expenses directly attributable to a portfolio are charged to that portfolio. Expenses not directly attributed to a portfolio are allocated on the basis of relative net assets.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2000 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The gross unrealized appreciation and depreciation on investments in each portfolio as of June 30, 2000 were as follows:

                                        JAN. (10)     FEB. (10)     MARCH (10)    APRIL (10)     MAY (10)     JUNE (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Gross unrealized:
  Appreciation........................  $   15,397    $   68,910    $   14,577    $        0    $        0    $        0
  Depreciation........................    (114,286)     (146,348)     (143,506)     (274,348)     (115,865)     (181,883)
Net Unrealized:
  Appreciation (Depreciation).........     (98,889)      (77,437)     (128,929)     (274,348)     (115,865)     (181,883)

                                        JULY (10)     AUG. (10)     SEPT. (10)    OCT. (10)     NOV. (10)     DEC. (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Gross unrealized:
  Appreciation........................  $        0    $        0    $    2,420    $   10,150    $    2,220    $    8,095
  Depreciation........................    (205,310)     (189,342)     (178,930)      (141666)     (158,899)      (97,176)
Net Unrealized:
  Appreciation (Depreciation).........    (205,310)     (189,342)     (176,510)     (131,515)     (156,679)      (89,081)

                                         JAN. (5)      FEB. (5)     MARCH (5)     APRIL (5)      MAY (5)       JUNE (5)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Gross unrealized:
  Appreciation........................  $    9,294    $   12,816    $   12,447    $    9,155    $    3,029    $        0
  Depreciation........................     (47,653)      (19,657)      (14,916)      (26,605)      (15,650)      (10,139)
Net Unrealized:
  Appreciation (Depreciation).........     (38,359)       (6,841)       (2,469)      (17,450)      (12,621)      (10,139)

                                        SEPT. (5)      OCT. (5)      NOV. (5)      DEC. (5)
                                        ----------    ----------    ----------    ----------
Gross unrealized:
  Appreciation........................  $        0    $    2,419    $    2,698    $    2,925
  Depreciation........................     (58,409)      (81,538)      (62,491)      (46,743)
Net Unrealized:
  Appreciation (Depreciation).........     (58,409)      (79,119)      (59,793)      (43,818)

(2) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the 6 months ended June 30, 2000 were as follows:

                                        JAN. (10)     FEB. (10)     MARCH (10)    APRIL (10)     MAY (10)     JUNE (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Stocks Purchases......................  $2,419,986    $1,478,260    $  768,575    $  777,554    $  662,433    $  645,272
  Sales...............................           0       996,874       386,826       683,499       426,607       646,842

                                        JULY (10)     AUG. (10)     SEPT. (10)    OCT. (10)     NOV. (10)     DEC. (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Stocks
  Purchases...........................  $   36,215    $   25,206    $        0    $        0    $        0    $  112,852
  Sales...............................     315,704        35,119       535,202       564,496       470,072       847,581

                                         JAN. (5)      FEB. (5)     MARCH (5)     APRIL (5)      MAY (5)       JUNE (5)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Stocks
  Purchases...........................  $  244,015    $  220,148    $  207,086    $  219,872    $  193,499    $  166,535
  Sales...............................           0        42,978        14,939             0             0             0

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2000 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                        SEPT. (5)      OCT. (5)      NOV. (5)      DEC. (5)
                                        ----------    ----------    ----------    ----------
Stocks
  Purchases...........................  $        0    $   52,618    $   10,016    $        0
  Sales...............................           0        24,893             0             0

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

   The Fund's day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly owned subsidiary of ONLI and its address is the same as those of the Fund and ONI. The Adviser and its predecessors have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLI's assets.

   For managing the Fund's assets, the Adviser receives a monthly management fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.60% of total net assets.

   In addition to the fee paid to the Adviser, the Fund incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services.

   The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Fund. First Trust manages the Fund's assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLI's separate accounts.

   For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Fund's average daily assets.

   The Fund's transfer agent and accounting agent is American Data Services, Inc., 150 Motor Parkway, Hauppauge, New York. The Fund's custodian is Firstar Bank, 425 Walnut Street, Cincinnati, Ohio.

(4) FUND INTERESTS

   Fund interests transactions for the six months ended June 30, 2000 are as follows:

                                        JAN. (10)     FEB. (10)     MARCH (10)    APRIL (10)     MAY (10)     JUNE (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Capital shares issued on sales........     240,738       143,367        65,534        73,935        56,235        52,698
  Capital shares issued on Reinvested
     dividends........................         791         1,124             0             0             0           102
  Capital shares redeemed.............     217,579        91,903        21,624        46,372        27,283        49,083

                                        JULY (10)     AUG. (10)     SEPT. (10)    OCT. (10)     NOV. (10)     DEC. (10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Capital shares issued on sales........       2,531         8,995         2,314           733         2,269         5,503
  Capital shares issued on Reinvested
     dividends........................         486           475           924           832           713           650
  Capital shares redeemed.............      22,516        13,981        69,679        72,846        61,177        94,849

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2000 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                              JAN. (5)    FEB. (5)    MARCH (5)    APRIL (5)    MAY (5)    JUNE (5)    SEPT. (5)    OCT. (5)
                              ---------   ---------   ----------   ----------   --------   ---------   ----------   ---------
Capital shares issued on
  sales.....................    28,124      23,338      20,649       23,483      19,462      16,839         303        4,682
  Capital shares issued on
     Reinvested dividends...       175         104          54            0           0           0         156          240
  Capital shares redeemed...     2,824       3,220          52          700         216           1         259        1,281

                              NOV. (5)    DEC. (5)
                              ---------   ---------
Capital shares issued on
  sales.....................       558          22
  Capital shares issued on
     Reinvested dividends...       153         136
  Capital shares redeemed...       367         869

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                                       44

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                                       45

THE DOW(SM) TARGET VARIABLE FUND LLC
P.O. Box 371
Cincinnati, Ohio 45201


Form 8561 REV. 8/00